As filed with the Securities and Exchange Commission on April 19, 2001

                                                             File Nos. 033-54116
                                                                       811-05649

                       Securities and Exchange Commission

                             Washington, D.C. 20549

                                    Form N-4

             Registration Statement under the Securities Act of 1933
                       Post-effective Amendment No. 12 /X/

                                     and/or

         Registration Statement under the Investment Company Act of 1940
                       Post-effective Amendment No. 25 /X/

                      INTRAMERICA VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       INTRAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 9095
                               One Allstate Drive
                        Farmingville, New York 11738-9075
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)


                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                   Allstate Life Insurance Company of New York
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400

       (Name, Complete Address and Telephone Number of Agent for Service)

                        Copies to:
Richard T. Choi, Esquire                           Anthony Poole, Esquire
Foley & Lardner                                    ALFS, Inc.
3000 K Street, NW                                  3100 Sanders Road
Suite 500                                          Suite J5B
Washington, D.C. 20007-5109                        Northbrook, Illinois 60062

Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Intramerica Variable Annuity Account under deferred variable annuity contracts.

                              Scudder Horizon Plan
                          Prospectus dated May 1, 2001

              A No-Load Flexible Premium Deferred Variable Annuity
                                   offered by
                       Intramerica Life Insurance Company
                                   through the
                      Intramerica Variable Annuity Account

This prospectus describes the Scudder Horizon Plan Contract ("Contract").
The Contract has 10 investment alternatives -- a general account ("General Account") (paying a guaranteed minimum fixed rate of interest) and 9 sub-accounts ("Sub-Accounts") of the Intramerica Variable Annuity Account ("Variable Account"). Each Sub-Account invests exclusively in shares of one of the following mutual fund Portfolios ("Portfolios") of Scudder Variable Series I* ("Fund"):

o    Balanced Portfolio                   o     International Portfolio
o    Bond Portfolio                       o     Money Market Portfolio
o    Capital Growth Portfolio             o     21st Century Growth Portfolio
o    Global Discovery Portfolio
o    Growth and Income Portfolio



* Effective May 1, 2001, Scudder Variable Life Investment Fund changed its name to Scudder Variable Series I.

Scudder Variable Series II**

o     Growth Portfolio



** On May 1, 2001 the Large Company Growth Portfolio of the Scudder Variable Series I merged into the Growth Portfolio of the Scudder Variable Series II. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

Variable annuity contracts involve certain risks, including possible loss of principal. The investment performance of the Portfolios in which the
Sub-Accounts invest will vary. We do not guarantee how any of the Portfolios will perform. The Contract is designed to aid you in long-term financial planning. Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Contract.

Intramerica Life Insurance Company ("Intramerica") has filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 52 of this prospectus. For a free copy, please write us at our customer servicecenter mailing address (P.O. Box 94038, Palatine, IL 60094-4038) or call us at 1-800-833-0194, or go to the
SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Please call 1-800-SEC-0330 for further information on the operation of the public reference room.

IMPORTANT NOTICES:

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts are only available in New York.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits, or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.


                                Table of Contents
                                                                               Page

Scudder Horizon Plan.............................................................1
Definitions......................................................................5
Summary..........................................................................7
Expense Table...................................................................12
Financial Statements............................................................14
Calculation of Yields and Total Returns.........................................15
Other Performance Data..........................................................16
Intramerica and the Variable Account............................................17
     Intramerica Life Insurance Company.........................................17
     Intramerica Variable Annuity Account.......................................17
     Services Agreement with Allstate Insurance Company.........................18
THE FUNDS.......................................................................18
        Scudder Variable Series I...............................................18
        Scudder Variable Series II..............................................18
The Contract....................................................................21
     Contract Application and Issuing the Contract..............................21
     Examination Period.........................................................21
     Payments...................................................................22
     Allocating Payments........................................................23
     Transfers..................................................................24
     Account Value..............................................................26
     Contract Ownership.........................................................28
     Assignment of Contract.....................................................28
Access to Your Money............................................................29
     Full and Partial Surrenders................................................29
     Annuity Payments...........................................................31
     Annuity Income Options.....................................................31
     Maturity Date..............................................................33
     Death Benefit..............................................................33
     Beneficiary Provisions.....................................................34
     Death of Owner.............................................................34
     Employment-Related Benefit Plans...........................................35
Expenses........................................................................35
     Mortality and Expense Risk Charge..........................................35
     Contract Administration Charge.............................................36
     Records Maintenance Charge.................................................36
     Premium Taxes..............................................................36
     Other Taxes................................................................36
     Transfer Charges...........................................................37
     Portfolio Charges..........................................................37
Federal Tax Matters.............................................................37
     Taxation of Annuities in General...........................................37
     Tax Qualified Contracts....................................................41
     Income Tax Withholding.....................................................42
General Provisions..............................................................43
     The Contract...............................................................43
     Delay of Payment and Transfers.............................................43
     Contract Expiration........................................................43
     Misstatement of Age or Sex.................................................44
     Nonparticipating Contract..................................................44
     Notices and Inquiries......................................................44
     Records and Reports........................................................44

Distribution of the ContractS...................................................45
The General Account.............................................................46
Voting Rights...................................................................48
Legal Matters...................................................................49
Additional Information..........................................................49
Table of Contents for Statement of Additional Information.......................50
Appendix A-- Condensed Financial Information....................................51

Definitions

Account Value -- Your Contract's total value in the Sub-Accounts and the General Account. The Contract refers to Account Value as "Accumulated Value."

Age -- The Annuitant's age on his or her birthday nearest to the Contract Anniversary.

Annuitant -- The person whose life is used to determine the duration and amount of any annuity payments. If the Annuitant dies before the Maturity Date, then we will pay a death benefit.

Annuity Payments -- After the Maturity Date, we promise to pay you an income in the form of regular fixed annuity payments. The amount of the annuity payments depends on the amount of money you accumulate in the Contract before the Maturity Date and on the annuity income option you choose.

Beneficiary -- The person(s) you select to receive the benefits of the Contract if no Owner is living.

Contract Anniversary -- Each anniversary of the Contract Date.

Contract Date -- The date listed in the Contract that we use to determine Contract Years, Contract Months, and Contract Anniversaries. The Contract Date is the same date as the Effective Date.

Customer Service Center -- The customer service center is located at 300 N. Milwaukee Avenue, Vernon Hills, IL 60061. The customer service mailing address is P.O. Box 94038, Palatine, IL 60094-4038.

Death Benefit -- An amount we pay if the Annuitant dies before the Maturity Date. The death benefit is the greater of the Account Value or the Guaranteed Death Benefit.

Declaration Period -- A period of time between 1 and 3 years during which we will credit specified rates of interest on payments you allocate to the General Account.

Effective Date -- A date within two business days after we have received a completed application and the full initial payment.

Funds -- The Scudder Variable Series I and Scudder Variable Series II are open-end, diversified management investment companies in which the Sub-Accounts invest.

General Account -- The account containing all of Intramerica's assets, other than those held in its separate accounts.

Guaranteed Death Benefit -- The sum of the payments you made, less any partial surrenders.

Home Office -- The principal office of Intramerica, located at One Allstate Drive, Farmingville, New York 11738.

Joint Annuitant -- If you select annuity income option 2, then you may designate a Joint Annuitant. We will use the Joint Annuitant's life, in addition to the Annuitant's life, to determine the duration of the annuity payments.

Joint Owner -- A person sharing the privileges of ownership as stated in the Contract. If a Joint Owner is named, then Intramerica will presume ownership to be as joint tenants with right of survivorship.

Maturity Date -- The date on which we will apply your money to an annuity income option if the Annuitant is living.

Monthly Anniversary -- The same date in each month as the Contract Date.

Net Payment -- A payment less any applicable premium taxes.

Nonqualified Contract -- A Contract other than a Qualified Contract.

Owner (you, your) -- The person having the privileges of ownership stated in the Contract, including the right to receive annuity payments if the Annuitant is living on the Maturity Date and the Contract is in force.

Portfolio -- A separate investment Portfolio of the Fund in which a Sub-Account of the Variable Account invests.

Proof of Death -- One of the following: (i) a certified copy of a death certificate, (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death, or (iii) any other proof satisfactory to Intramerica.

Qualified Contract -- A Contract issued in connection with a retirement plan that qualifies for special federal income tax treatment.

Sub-Account -- An investment division of the Variable Account. Each Sub-Account invests exclusively in a single Portfolio of the Fund.

Unit Value -- The value of each unit of a Sub-Account. It is calculated each Valuation Period. It is similar to the net asset value of a mutual fund.

Valuation Date -- Each day on which we value the assets in the Sub-Accounts, which is each day on which the New York Stock Exchange is open for trading. We are open for business on each day the NYSE is open.

Valuation Period -- The period that begins at the close of one Valuation Date and ends at the close of the next Valuation Date.

Variable Account -- Intramerica Variable Annuity Account, a separate account composed of Sub-Accounts which we established to receive and invest the portion of net payments under the Contract that you do not allocate to our General Account.

we, us, our, Intramerica, the Company-- Intramerica Life Insurance Company.

Summary

This summary answers certain basic questions you may have about the Contract. More detailed information about the Contract appears later in this prospectus. Please read this prospectus carefully.

Why should I purchase this Contract?

The Contract provides a way for you to invest on a tax-deferred basis in the Sub-Accounts of the Variable Account and in the General Account. The Contract is designed to enable you to accumulate money for retirement and other long-term investment purposes. "Tax-deferred" means that earnings and appreciation on the assets in your Contract are not taxed until you take money out by a full or partial cash surrender or by annuitizing the Contract, or until we pay the death benefit.

How can I purchase the Contract?

You may purchase the Contract from us (Intramerica) for a minimum payment of $2,500 ($2,000 for an Individual Retirement Annuity). We do not deduct a commission or sales charge from any payment you make. You may make additional payments under the Contract, subject to certain conditions. Send your payments to:
     Scudder Horizon Plan
     Customer Service Center
     P.O. Box. 94038
     Palatine, IL 60094-4038
Send overnight mail to:
     Scudder Horizon Plan
     Customer Service Center
     300 N. Milwaukee AvenueVernon Hills, IL  60061

Can I use this Contract as an IRA?

Yes, the Contract is available to most individuals who wish to purchase an Individual Retirement Annuity ("IRA"). It is also available to certain retirement plans and retirement accounts that qualify for special federal income tax treatment. We require that if you desire to invest monies that qualify for different annuity tax treatment, then you must purchase separate Contracts.
What annuity benefits are offered under the Contract?

The Contract allows you to receive fixed annuity payments under one of three annuity income options. Annuity payments begin after the Maturity Date, provided the Annuitant is living. The three annuity income options currently available are: (i) life annuity with installment refund; (ii) joint and survivor life annuity with installment refund; and (iii) installments for life.

Other annuity income options may be available on the Maturity Date. The dollar amount of each annuity payment will be fixed on the Maturity Date and guaranteed by us. What investments are available under the Contract?

You may invest your money in any of the following Portfolios of the Scudder Variable Series I and Scudder Variable Series II, by directing your payments or transfers into the corresponding Sub-Accounts:

o        Balanced
o        Bond
o        Capital Growth
o        Global Discovery
o        Growth and Income
o        International
o        Growth*
o        Money Market
o        21st Century Growth

*Prior to May 1, 2001, the Growth Sub-Account was named Large Company Growth Sub-Account

Each Sub-Account invests in Class A shares of its corresponding Portfolio. The assets of each Portfolio are held separately from the assets of other Portfolios and each has separate investment objectives and policies. The attached prospectus for the Fund more fully describes the Portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Portfolios. (Prior to January 1, 2001, the investment adviser for the portfolios was named Scudder Kemper Investments, Inc.)

Your investment in the Sub-Accounts will fluctuate daily based on the investment results of the Portfolios in which you invest, and on the fees and charges deducted. You bear the investment risk for amounts you invest in the Sub-Accounts. What fixed rate options are available under the Contract?

You may allocate funds to the General Account and receive a specified rate of return. We will credit interest to your payments for the length of the Declaration Period you choose at a guaranteed rate we specify in advance. We offer Declaration Periods of 1 and 3 years. At the end of the Declaration Period, you have the option to move funds into any available Sub-Account or into another Declaration Period that has a new specified rate of interest that we guarantee will be no less than 3.5%.

We guarantee interest, as well as principal, on money placed in the General Account.

What is the purpose of the Variable Account?

We established the Variable Account to invest the payments we receive under our variable annuities, including this Contract. The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in a Portfolio of the Fund. Under New York law, the assets in the Variable Account associated with the Contract generally are not chargeable with the liabilities arising out of any other business we conduct.

Can I transfer assets within the Contract?

Yes. Prior to the Maturity Date, you have the flexibility to transfer assets within the Contract. You may transfer amounts among the Sub-Accounts and from the Sub-Accounts to the General Account at any time. You may also transfer amounts from the General Account to the Sub-Accounts or within the General Account at the end of a Declaration Period.

We currently do not impose a charge for any transfers. In the future, we may impose a transfer charge of $20 for the third and subsequent transfer requests made during a Contract Year.

What are my expenses under the Contract?

On each Valuation Date, we deduct an administrative fee at an annual rate of
 .30%, and a mortality and expense fee at an annual rate of .40%, from the amount you have invested in each Sub-Account. These charges are not deducted from the General Account. We do not charge an annual maintenance fee, although the Contract permits us to deduct a maximum fee of $40 in the future.

Currently, we do not pay a premium tax under New York law. We reserve the right to deduct any premium taxes payable in respect of any future payments.

We do not deduct any surrender charges on full or partial surrenders.

The Portfolios also deduct investment charges from amounts you have invested in the Portfolios through the Sub-Accounts. These charges range from 0.46% to 1.50% annually, depending on the Portfolio. See the prospectus for the Fund and the Expense Table in this prospectus.

Do I have access to my money in the Contract?

Yes. You may make a full or partial surrender of the Contract at any time before the Maturity Date or the Annuitant's death. No surrender charges apply.



For Qualified Contracts issued under the Internal Revenue Code ("Code") Section 403(b), certain restrictions will apply.* You may also have to pay federal income taxes and a penalty tax on any money you take out of the Contract.

* The Contract is currently not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code. What is the death benefit?

If the Annuitant dies before the Maturity Date, we pay you, the Owner, the greater of the Account Value or the Guaranteed Death Benefit. If the owner of a Nonqualified Contract dies before the Maturity Date and before the Annuitant's death, then we will pay the Account Value in a lump sum to the surviving Joint Owner no later than 5 years following the owner's death (if there is no surviving Joint Owner, then we will pay the Beneficiary(ies)).

What are the federal income tax consequences of investing in the Contract?

The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out before the Maturity Date, earnings come out first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings withdrawn. The annuity payments you receive after the Maturity Date are considered partly a return of your original investment; that part of each payment is not taxable as income. Different tax consequences may apply for a Contract used in connection with a qualified plan.

Can the Contract be returned after I receive it?

Yes. You may return the Contract for a refund by returning the Contract to our customer service center within 30 days after you receive it. As permitted by federal or state law, the amount of the refund will generally be the initial payment, plus (or minus) gains (or losses) from investing the payment in the Sub-Accounts you selected on your application, plus interest earned on amounts you allocated to the General Account.

Expense Table

This Expense Table illustrates the current charges and deductions under the Contract, as well as the Portfolios' fees and expenses for the 2000 calendar year. The purpose of this table is to assist you in understanding the various cost and expenses that you will bear directly and indirectly. The Fund has provided the information pertaining to the Portfolios.

Contract Owner Transaction Expenses

 ------------------------------------------------------------------------
 Sales Load Imposed on Payments                              NONE
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Deferred Sales Load                                         NONE
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Surrender Fee                                               NONE
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Transfer Charge (transfers made between Sub-Accounts and/or to the
 General Account during a Contract Year)                     NONE*
 ------------------------------------------------------------------------
 Annual Records Maintenance Charge                           NONE*
 ------------------------------------------------------------------------
 Variable Account Annual Expenses (as a percentage of your average net assets in the Variable Account)
 ------------------------------------------------------------------------
 Mortality and Expense Risk Charge                           0.40%
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Contract Administration Charge                              0.30%
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Total Variable Account Annual Expenses                      0.70%
 ------------------------------------------------------------------------


* Intramerica does not currently impose a transfer charge or annual records maintenance charge, but we reserve the right to impose either or both of these charges in the future.

Scudder Variable Series I and Scudder Variable Series II

PORTFOLIO ANNUAL EXPENSES (after voluntary reductions and reimbursements) (as a percentage of average daily net assets for the 2000 calendar year)(1)


                                 Management        Other             Total
                                   Fees          Expenses           Expenses
Scudder Variable Series I
      Portfolio
Balanced                            0.48%          0.06%             0.54%
Bond                                0.48%          0.10%             0.58%
Capital Growth                      0.45%          0.03%             0.48%
Global Discovery(2)                 0.82%          0.43%             1.25%
Growth and Income                   0.47%          0.07%             0.54%
International                       0.81%          0.15%             0.96%
Money Market                        0.37%          0.09%             0.46%
21st Century Growth(2)              0.15%          1.35%             1.50%

Scudder Variable Series II
       Portfolio
Growth(3)                           0.60%          0.05%             0.65%

1.   Figures shown in the Table are for the year ended December 31, 2000.

2. Until April 1, 2002, the Portfolio's adviser has agreed to waive a portion of its fees to the extent necessary to limit "Total Portfolio Annual Expenses" of the Global Discovery Portfolio to 1.25% and the 21st Century Growth Portfolio to 1.50%. Without these fee waivers, "Total Portfolio Annual Expenses" for the Global Discovery Portfolio and 21st Century Growth Portfolio would have been 1.41% and 2.21% respectively.

3. Effective May 1, 2001, the Large Company Growth Portfolio was merged into the Scudder Variable Series II Growth Portfolio.

Example

The following example illustrates the expenses that you would pay on a $1,000 investment, assuming 5% annual return on assets, if you continued the Contract, surrendered or annuitized at the end of each period:


Sub-Account                 1 Year       3 Years      5 Years     10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Balanced                      $13          $40          $68         $151
Bond                          $13          $41          $71         $155
Capital Growth                $12          $38          $65         $144
Global Discovery              $20          $62         $106         $229
Growth and Income             $13          $40          $68         $151
International                 $17          $53          $91         $198
Growth*                       $14          $43          $74         $163
Money Market                  $12          $37          $64         $141
21st Century Growth           $23          $70         $119         $255
------------------------------------------------------------------------------

* Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account

The Expense Table and example above are based upon the current level of charges deducted under the Contract. In the future, we may increase the Mortality and Expense Risk Charge to .70% per year, establish a Records Maintenance Charge of up to $40 per year and impose a transfer charge of $20 for the third and each subsequent transfer request made during a Contract Year. We currently have no intention of changing our charges.

Neither the Expense Table nor the example reflects the deduction of any premium tax because New York currently does not impose premium taxes on annuities.

You should not consider this example to represent past or future expenses, performance or return. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical. Past or future annual returns may be greater or less than the assumed return.

A financial history of each Sub-Account is included in Appendix A at the back of this prospectus.

Financial Statements

The financial statements of Intramerica and the Variable Account are included in the Statement of Additional Information.

Calculation of Yields and Total Returns

We may periodically advertise yields and average annual total returns for the Sub-Accounts and the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance.

Yields and standard total returns include all charges and expenses you would pay under the Contract -- the mortality and expense risk charge (0.40%) and the administrative expense charge (0.30%). The yield of the Money Market Sub-Account refers to the annualized investment income that an investment in the Sub-Account generates over a specified seven-day period. The effective yield of the Money Market Sub-Account is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account) refers to the annualized income that an investment in the Sub-Account generates over a specified thirty-day period. The average annual total return of a Sub-Account assumes that an investment has been held in the Sub-Account for certain periods of time including the period measured from the date the Sub-Account began operations. We also may provide the average annual total return for each Sub-Account that has been in operation for 1, 5, and/or 10 years. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods.

The yield and total return calculations are not reduced by any premium taxes because New York currently does not impose premium taxes on annuities. Any premium taxes would reduce the yield and total return of a Contract.

For additional information regarding yield and total return calculations, please refer to the Statement of Additional Information.

Other Performance Data

We may disclose other performance data, such as cumulative total return and non-standard total returns. This means that the data may be presented for different time periods and different dollar amounts.

We may also present historic performance data for the Portfolios since their inception that is adjusted by some or all of the fees and charges under the Contract. Such adjusted historic performance data includes data that precedes the inception dates of the Sub-Accounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each Sub-Account with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

We may report other information including the effect of tax-deferred compounding on a Sub-Account's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the Portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best's rating of Intramerica as an insurance company.

Intramerica and the Variable Account
Intramerica Life Insurance Company

Intramerica is a stock life insurance company incorporated under the laws of the State of New York. On July 1, 1999, Intramerica became a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate"), a stock life insurance company incorporated under the laws of Illinois. Intramerica was previously a wholly owned subsidiary of Leucadia National Corporation ("Leucadia"). Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. The Allstate Corporation owns all of the outstanding capital stock of Allstate Insurance Company.

Intramerica's home office is located at One Allstate Drive, Farmingville, New York.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A- (Excellent) financial strength rating to Intramerica. This rating does not reflect the investment performance of the Variable Account. We may from time to time advertise this rating in our sales literature.

Intramerica Variable Annuity Account

First Charter Life Insurance Company ("First Charter") established the Variable Account as a separate investment account under the laws of the State of New York on June 8, 1988. It became a separate investment account of Intramerica on November 1, 1992 when First Charter was merged into Intramerica. The name of the Variable Account was changed to "Intramerica Variable Annuity Account" at that time. The Variable Account receives and invests the payments under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.

Under New York law, the assets of the Variable Account are our property. Assets of the Variable Account attributable to the Contract generally are not chargeable with liabilities arising out of any other business we may conduct. However, assets of the Variable Account will be available to cover the liabilities of our General Account to the extent that Variable Account assets exceed its liabilities arising under the variable annuity contracts it supports. The obligations under the Contracts are obligations of Intramerica.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the portfolios of the Scudder Variable Series I or Scudder Variable Series II. Income, gains and losses from the assets of each Sub-Account are credited to or charged against such Sub-Account without regard to income, gains or losses of any other Sub-Account or income, gains, or losses arising out of any other business we may conduct.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or Intramerica by the SEC.

Services Agreement with Allstate Life Insurance Company of New York

On September 2, 1998, Intramerica and Allstate Life Insurance Company of New York, "Allstate New York" entered into an administrative services agreement under which Allstate New York or its designee will administer the Contracts. This agreement will not change the fact that Intramerica is primarily liable to you under your Contract.

The Funds

The Variable Account invests exclusively in shares of the Scudder Variable Series I and Scudder Variable Series II (the "Funds"). The Funds are registered with the SEC under the Investment Company Act of 1940, as amended, ("1940 Act") as open-end, diversified management investment companies. Zurich Scudder Investments, Inc. is the investment adviser to the mutual fund portfolios in which the Sub-Accounts invest.

If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

In addition to the Variable Account, the Funds' shares are sold to variable life insurance and variable annuity separate accounts of other insurance companies, including an insurance company affiliated with us. Someday, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Funds. But, currently neither the Funds nor Intramerica foresee any such disadvantages to either variable annuity owners or variable life insurance owners. The Funds' management intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what response, if any, they should take. In addition, if we believe that the Funds' response to any of those events or conflicts insufficiently protects our Owners, then we will take appropriate action.

You may allocate your purchase payments to up to 9 Sub-Accounts. Each Sub-Account invests exclusively in the Class A shares of a corresponding Portfolio. Each Portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The income or losses of one Portfolio have no effect on another Portfolio's investment performance. We briefly describe the Portfolios below.

Zurich Scudder Investments. Inc. (the "Adviser"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, manages daily investments and business affairs of the Funds, subject to the policies that Fund Trustees establish. See the Funds' prospectuses for information regarding the Adviser's fees.

The general public may not purchase these underlying Portfolios. Their investment objectives and policies may be similar to other Portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of the other Portfolios would be similar to those of the underlying Portfolios.


Portfolio:                                 Investment Objectives:

Balanced                                   a balance of growth and income, and also
                                           long-term preservation of capital

Bond                                       to invest for a high level of income
                                           consistent with a high quality portfolio of
                                           debt securities

Capital Growth                             to maximize long-term capital growth

Global Discovery                           above average capital appreciation over the
                                           long term

Growth and Income                          long-term growth of capital, current income
                                           and growth of income

International                              long-term growth of capital

Growth*                                    long-term growth of capital

Money Market                               to maintain the stability of capital and,
                                           consistent herewith, to maintain the
                                           liquidity of capital and to provide current
                                           income

21st Century Growth                        long-term growth of capital



There is no assurance that any Portfolio will achieve its objective. The Scudder Variable Series I and Scudder Variable Series II prospectuses contain more detailed information, including a description of the risks involved in investing in each Portfolio. A copy of each Funds' prospectus is attached to this prospectus. You should carefully read the Funds' prospectuses before investing in a Contract.

* Effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio.

The Contract

The description of the Contract contained in this prospectus is qualified in its entirety by reference to the contract for the flexible premium deferred variable annuity. Upon request, we will provide you with a free copy of the Contract. The customer service center is located at 300 N. Milwaukee Avenue, Vernon Hills, IL 60061. Please contact our customer service center at 1-800-833-0194 (mailing address: P.O. Box 94038, Palaltine, IL 60094-4038).

Contract Application and Issuing the Contract

The Contract is available to individuals, certain retirement plans and individual retirement accounts ("IRA") that qualify for special federal income tax treatment. The Contract is not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code.

If you purchase a Contract which qualifies as an IRA under Section 408(b), you should be aware that the Code imposes certain restrictions on those Contracts.

Before we issue a Contract, we must receive your properly completed application and a minimum payment of $2,500 ($2,000 for an IRA). We will mail you a Premium Receipt form if you request one. You must name the Annuitant in the Contract application. The maximum issue age ofthe oldest Contract Owner or Annuitant is age 80. If the Contract qualifies as an IRA under Section 408(b), then you must be the annuitant. We reserve the right to decline an application for any reason. If we decline an application, then we will refund the full initial payment.

After underwriting is completed and the Contract is delivered to you, the Contract will be deemed to have commenced as of the Effective Date. The Effective Date is a date within two business days after we received your completed application and the full initial payment. The Contract Date is the same as the Effective Date. We use the Contract Date to determine Contract Years, Contract Months, and Contract Anniversaries.

Examination Period

You may cancel the Contract for a refund within 30 days after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). We will refund the initial payment by the following method.

Return of Premium Plus or Minus Investment Experience. As permitted by federal and state law, we will refund the initial payment, plus or minus gains or losses from investing the payment in the sub-accounts you chose on your application, plus any interest earned on the amount you allocated to the general account. We will calculate these refunds as of the date that you mail the Contract to us. If you allocate all or part of the payment to the sub-accounts, then the amount of your refund may be more or less than the initial payment, depending on the investment performance of your selected sub-accounts. If you allocate all of the payment to the general account, then we will always refund an amount equal to or greater than the payment. See your Contract for details.

Payments

Initial Payment. The minimum initial payment you must pay to purchase a Contract is $2,500 ($2,000 for an IRA). The initial payment is the only payment we require you to make under the Contract. The Contract permits us to increase the minimum initial payment to $5,000 at any time. When you make the initial payment, you must specify whether it is for a purchase of a Nonqualified or Qualified Contract.

If the initial payment is derived from an exchange or surrender of another annuity contract, then we may require that you provide information about the federal income tax status of the previous annuity contract. If you desire to invest monies qualifying for different annuity tax treatment under the Code, then we will require you to purchase separate Contracts. Each separate Contract requires a minimum initial payment of $2,500 ($2,000 for an IRA). We reserve the right to waive the minimum initial payment amount and accept less than $2,500.

If we receive a properly completed application with the initial payment, then we will credit that payment to the Contract within two business days of receiving the payment. We may deduct premium taxes from the payment before we credit it to the Contract. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment.

Additional Payments. You may make additional payments while the Annuitant is living and before the Maturity Date. Currently, there is no minimum additional payment amount or maximum number of additional payments per Contract Year. In the future, we may require that each additional payment be at least $1,000 and limit the frequency of additional payments to a maximum of four per Contract Year.

Additional payments must qualify for the same federal income tax treatment as the initial payment made under the Contract. If the federal income tax treatment of a payment will be different from that of the initial payment, then we will not accept it. We will credit any additional payments to the Contract upon receiving them at our customer service center.

Automatic Investment Plan. You may arrange to make regular investments ($50 minimum) into any of the Sub-Accounts through automatic deductions from your checking account. The Automatic Investment Plan cannot be used to allocate money to the General Account. Please call 1-800-833-0194 for more information.

Limitations on Payments. We may require you to complete a financial questionnaire for payments in excess of $250,000. If any additional payments would cause your total payments to exceed $1,000,000, we may reject those payments. We will reject any payment that would cause the Account Value in the General Account to exceed $250,000.

For Contracts that qualify as IRAs under Section 408(b) of the Code, the total payments (including the initial payment) in any calendar year may not exceed $2,000, unless the portion in excess of $2,000 qualifies as a rollover amount or contribution under Section 402(c), 408(d)(3), or other applicable provisions of the Code.

You should make all checks or drafts payable to Scudder Horizon Plan. You can also make a payment by requesting on the application that Scudder Insurance Agency of New York, Inc. redeem shares in an existing Scudder Fund Account and apply the proceeds towards a Contract.

Allocating Payments

You may allocate payments to one or more of the Sub-Accounts, to the General Account, or to both. If you allocate any portion of a payment to the General Account, then you must specify the Declaration Period(s) to which you are allocating those funds. You must specify the payment allocations in your application. We will allocate the initial payment according to your specifications, once we receive it at our customer service center.

You must make all allocations in whole percentages and they must total 100%. If the allocations do not total 100%, then we will re-compute the allocations proportionately by dividing the percentage in each Sub-Account you selected, by the sum of the percentages you indicated. We will apply this new percentage to the payment. The following example illustrates how we make this re-computation:
Example


                      Indicated Allocation                   Actual Allocation
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sub-Account #1                  25%           25% / 105% =             24%
Sub-Account #2                  40%           40% / 105% =             38%
Sub-Account #3                  40%           40% / 105% =             38%
                                ---                                    ---
Total                          105%                                   100%
-------------------------------------------------------------------------------

We will allocate all payments at the time we credit such payments to your Contract.

We will allocate any additional payments you make to the Sub-Accounts and/or the General Account in the same proportion as the initial payment. You may change the allocation percentages by sending us written notice. Once you make a change in allocation, we will allocate all future payments in accordance with your new allocation percentages. This will continue until you send us written notice of any changes. However, if you have funds deducted from a checking account under the Automatic Investment Plan option, then you must provide us with written notice to change the allocation of future additional payments.

Transfers

Before the Maturity Date, you may transfer amounts among the Sub-Accounts, between the Sub-Accounts and the General Account, and between different Declaration Periods in the General Account.

You may transfer amounts from the General Account to any of the Sub-Accounts and to different Declaration Periods in the General Account only at the end of the Declaration Period to which you allocated that amount. You may transfer amounts from a Sub-Account to the General Account at any time, as long as that transfer would not cause your Contract's value in the General Account to exceed $250,000.

We do not impose a charge for any transfers. In the future, if you request more than two transfers during a Contract Year, we may deduct $20 from each Sub-Account from which you transfer funds.

You must request a transfer by sending us written notice or by telephone (if you have a currently valid telephone transfer request form on file with us). We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures, then we will not be liable for any losses due to unauthorized or fraudulent instructions. If we do not follow those reasonable procedures, then we may be liable for such losses. The procedures we follow for telephone transfers include confirming the correct name, the contract number and the personal code for each telephone transfer.

We will deem transfers effective and determine values in connection with transfers at the end of the Valuation Period during which we receive the transfer request.

Asset Rebalancing Option. You may select the Asset Rebalancing Option if you wish to maintain a particular percentage allocation among the Sub-Accounts. With asset rebalancing, we automatically reallocate the Account Value in the Sub-Accounts quarterly to your selected allocations. Over a period of time, this method of investing may help you buy low and sell high although there can be no assurance of this. This investment method does not assure profits and does not protect against a loss in declining markets. Asset rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments.

To elect the Asset Rebalancing Option, the Account Value in your Contract must be at least $2,500 and we must receive a completed Asset Rebalancing Option form at our customer service center. You must designate the Sub-Accounts and the percentage allocations that you want us to rebalance each quarter. The percentages must total 100%. If you elect the Asset Rebalancing Option, then all the new money you direct into the Sub-Accounts will be included in the Asset Rebalancing Option. You may not participate in Dollar Cost Averaging and asset rebalancing at the same time. The General Account is not available for the Asset Rebalancing Option.

Selecting asset rebalancing will result in the transfer of funds to one or more of the Sub-Accounts on the date you specify. If you have specified, or we receive the form on, the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date or if we receive the request after your specified date, then we will transfer funds on the date we receive the Asset Rebalancing Option form and on the quarterly anniversary of the applicable date thereafter. We will execute the rebalancing and determine all values in connection with the rebalancing at the end of the Valuation Date on which the transfers occur. If the effective date is not a Valuation Date, then the transfer will occur on the next Valuation Date.

You may terminate this option at any time by sending us written notice. We will automatically terminate this option if you request any transfers outside the asset rebalancing program. If you wish to resume the Asset Rebalancing Option after it has been canceled, then you must complete a new Asset Rebalancing Option form and send it to our customer service center. We may discontinue, modify, or suspend the Asset Rebalancing Option at any time.

Dollar Cost Averaging. Dollar cost averaging is a systematic method of investing by which you purchase units in fixed dollar amounts so that the cost is averaged over time. You may begin dollar cost averaging by authorizing us to make periodic transfers from any one Sub-Account to one or more other Sub-Accounts. Amounts transferred will purchase units in those Sub-Accounts at that Sub-Account's Unit Value as of the Valuation Date on which the transfer occurs. Since the value of the units will vary, the amounts transferred to a Sub-Account will purchase more units when the Unit Value is low and fewer units when the Unit Value is high. Similarly, the amounts transferred to a Sub-Account will result in the liquidation of more units when the Unit Value is low and fewer units when the Unit Value is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets.

You may elect the Dollar Cost Averaging Option if the Account Value in your Contract is at least $2,500 and you send our customer service center a completed Dollar Cost Averaging Option form. You must designate the frequency of the transfers, the expiration date for the program, the Sub-Account from which to take the transfers, the Sub-Accounts to receive the funds, and the allocation percentages. You may not participate in the Dollar Cost Averaging and Asset Rebalancing Options at the same time. The General Account is not available for the Dollar Cost Averaging Option.

After we receive a completed Dollar Cost Averaging Option form, we will transfer your designated amounts from the Sub-Account from which you wish to make transfers to your chosen Sub-Accounts. $50 is the minimum amount that you may transfer. Each transfer occurs on your specified date. If you specify, or we receive the form on the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date, then we will transfer the funds on the monthly, quarterly, semiannual or annual anniversary (whichever corresponds to your selected frequency) of the date that we received your completed Dollar Cost Averaging Option form. The amounts transferred will receive the Unit Values for the affected Sub-Accounts at the end of the Valuation Date on which the transfers occur. If the anniversary is not a Valuation Date, then the transfer will occur on the next Valuation Date. Dollar cost averaging will terminate when we have transferred the total amount elected, or when the value in the Sub-Account from which transfers are made is insufficient to support the requested transfer amount.

You may terminate this option at any time by sending us written notice. When we receive written notice that you want to terminate the Dollar Cost Averaging Option, then we will stop all transfers, unless you instruct otherwise. You must complete a new Dollar Cost Averaging Option form and send it to our customer service center if you wish to continue the Dollar Cost Averaging Option after the expiration date you specified, or the amount in the elected Sub-Account is depleted, or you canceled the Dollar Cost Averaging Option.

We may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

Account Value

On the Effective Date, your Account Value equals your initial payment. On any other day, your Account Value equals:

     your Account Value from the previous Valuation Date

     increased by:

     1.   any additional net payments we receive,

     2. any increase in the Account Value due to positive investment results of the Sub-Accounts you selected, and

     3.   any interest earned on your Account Value held in the General Account;

     and reduced by:

     4. any decrease in the Account Value due to negative investment results of the Sub-Accounts you selected,

     5. a daily charge to cover our assumed mortality and expense risks and the cost of administering the Contract, and

     6.   any amounts you withdrew from the Contract, including any taxes.

If we charge a records maintenance fee or transfer fee in the future, we will deduct those amounts from your Account Value.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business on each Valuation Date and ends at the close of business on the next Valuation Date. A Valuation Date is each day that the New York Stock Exchange (NYSE) is open for business.

You should expect your Account Value to change between the Valuation Periods to reflect the investment experience of the Sub-Accounts in which you invest, any interest earned in the General Account, and the deduction of charges. Your Contract stops accumulating value after the Maturity Date.

Unit Value. Each Sub-Account has a distinct value ("Unit Value"). When you allocate a payment or transfer an amount to a Sub-Account, we base the number of units you purchase on the Unit Value of the Sub-Account at the end of the Valuation Period during which you make the allocation. Units are redeemed in a similar manner when you transfer amounts out of, or withdraw amounts from, a Sub-Account.

For each Sub-Account, the Unit Value on a given Valuation Date is based on the net asset value of a share of the corresponding Portfolio in which such Sub-Account invests. Each Valuation Period has a single Unit Value that applies to each day in the Valuation Period and which is calculated as of the end of the Valuation Period. The Unit Value for each subsequent Valuation Period is the Investment Experience Factor (described below) for that Valuation Period multiplied by the Unit Value for the immediately preceding Valuation Period.


Investment Experience Factor. The Investment Experience Factor measures a Sub-Account's investment performance during a Valuation Period. An Investment Experience Factor is calculated separately for each of the Sub-Accounts. A Sub-Account's Investment Experience Factor for a Valuation Period equals (a) divided by (b), minus (c), where:

     (a) is (i) the value of the net assets held in the Sub-Account at the end of the Valuation Period, plus

          (ii) the investment income and capital gains (realized or unrealized) credited to the net assets of that Sub-Account during the Valuation Period for which we determine the Investment Experience Factor, minus

          (iii) the capital losses (realized or unrealized) charged against those assets during the Valuation Period, minus

          (iv) any amount charged against the Sub-Account for taxes or any amount that we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-Account; and

     (b) is the value of the net assets of that Sub-Account at the end of the preceding Valuation Period; and

     (c) is a charge to compensate us for certain administrative expenses and mortality and expense risks that we assume in connection with the Contracts.

Contract Ownership

You may designate a new Owner or Joint Owner at any time during the Annuitant's life. If you name a Joint Owner, then we will presume the ownership to be as joint tenants with right of survivorship, unless you otherwise specify. If any Owner dies before the Annuitant and before the Maturity Date, then the Owner's rights will belong to the surviving Joint Owner, if any, or otherwise to the Beneficiary(ies). The interest of any Owner or Joint Owner may be subject to the rights of any assignee.

A new Owner or a Joint Owner may not be designated under a Contract that qualifies as an individual retirement annuity ("IRA") under Section 408(b) of the Code. An Owner's designation of a new Owner may be subject to federal income tax. Please consult a qualified tax adviser before you designate a new Owner.

You may designate a new Owner by sending us written notice. The change will take effect as of the date you sign the written notice. We will not be liable for any payment made or other action taken before we receive and record the written notice.

Assignment of Contract

Except in the case of a Contract that qualifies as an IRA under Section 408(b) of the Code, you may assign all or a portion of your right to receive annuity payments under the Contract or assign the Contract as collateral security.

If you assign any portion of the right to receive annuity payments before the Maturity Date, then the assignee is entitled to receive the assigned annuity payments in a lump sum, as of the Maturity Date. If you assign any portion of the right to receive the assigned annuity payments, after the Maturity Date, then the assignee will receive the assigned annuity payments in accordance with the annuity income option in effect on the Maturity Date. The assignee may not select an annuity income option or change an existing annuity income option.

For a Qualified Contract, certain assignments may adversely affect the qualification for special federal income tax treatment of the underlying retirement plan or individual retirement account. We urge potential purchasers of Qualified Contracts to consult their tax advisers.

If you assign the right to receive annuity payments or assign the Contract as collateral security, then your rights and those of any Beneficiary will be subject to the assignment. We are not responsible for the adequacy of any assignment and will not be bound by the assignment until we receive satisfactory written evidence of the assignment. In certain circumstances, an assignment will be subject to federal income tax.

Access to Your Money
Full and Partial Surrenders

At any time before the Maturity Date, you may fully or partially surrender the Contract, subject to certain conditions. If you surrender the Contract prior to the Maturity Date, you will receive the full Account Value less any applicable premium taxes or federal withholding.

We do not deduct surrender charges from full or partial surrenders of the Contract.

The minimum amount of a partial surrender is $500. The Contract must have an Account Value of at least $2,500 after the partial surrender. If we should increase minimum initial payment to $5,000, then Contracts issued after that date will be required to have an Account Value of at least $5,000 after a partial surrender.

Your partial surrender request must specify the amount you want withdrawn from each of the Sub-Accounts and/or the General Account. If you withdraw value from the General Account, we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

You must provide us with specific instructions about how we should withdraw value from the Sub-Accounts and/or the General Account.

To make a partial surrender, you should send us a written request or call us, if you have a valid telephone transfer request form on file with us. You may make a full surrender only by sending us a written request. We will calculate the Account Value payable to you upon a full or partial surrender at the price next computed after we receive your surrender request.

If, when you make a surrender request, you have not provided us with a written election, not to have federal income taxes withheld, then we, by law, must withhold taxes from the taxable portion of the surrender. A federal penalty tax may be assessed. You should carefully consider the tax consequences of a surrender, including a 10% penalty tax imposed on withdrawals made before you attain age 59 1/2.

Systematic Withdrawals. We offer an option under which you may take partial surrenders of the Contract by systematic withdrawals. You may elect to receive systematic withdrawals before the Maturity Date by sending us a completed Systematic Withdrawal form at our customer service center that includes the written consent of any assignee or irrevocable Beneficiary. You may designate the systematic withdrawal amount as either a percentage of the Account Value or as a specified dollar amount. You may designate that systematic withdrawals be made monthly, quarterly, semiannually, or annually on a specific date. If you do not specify a date, then the systematic withdrawal option will begin on the date we receive the form. We will consider the effective date to be the first Valuation Date of the following month if we receive the form on the 29th, 30th or 31st or if you specify one of those dates.

Each systematic withdrawal must be at least $250. The systematic withdrawal option will terminate if the amount to be withdrawn exceeds the Account Value or would cause the Account Value to be below $2,500. If any portion of the systematic withdrawal is to be withdrawn from the General Account, then we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

Each systematic withdrawal will occur at the end of the Valuation Period during which you scheduled a withdrawal. We deduct the systematic withdrawal from your Account Value in the Sub-Accounts and/or the General Account, according to your specifications.

You may terminate this option at any time by sending us written notice. We will terminate this option if the amount to be withdrawn has caused the Account Value to be below $2,500. If you wish to resume systematic withdrawals, then you must send us a new Systematic Withdrawal form at our customer service center. We may discontinue, modify, or suspend the systematic withdrawal option at any time. You should carefully consider the tax consequences of a systematic withdrawal, including a 10% penalty tax imposed on withdrawals made before you attain age 59 1/2.

Annuity Payments

If the Annuitant is living on the Maturity Date and the Contract is in force, then we will make fixed annuity payments to you under the annuity income option you select. We will make the first annuity payment within seven days after the Maturity Date.

The amount of the periodic annuity payments you receive depends upon:

(i)  the Account Value you have accumulated on the Maturity Date,

(ii) the Annuitant's age and sex (or, in the case of Annuity Income Option 2, the age and sex of the Annuitant and the Joint Annuitant) on the Maturity Date, and

(iii) the annuity income option you selected.

On the Maturity Date, we determine the dollar amount of each annuity payment. That amount is fixed and will not change.

After the Maturity Date, the Contract no longer participates in the Variable Account. If, at the time of an annuity payment, you have not provided us with a written election not to withhold federal income taxes, then we, by law, must withhold such taxes from the taxable portion of such Annuity payment. In addition, the Code provides that a federal penalty tax may be imposed on certain premature annuity payments.

We determine the amount of the monthly annuity payments under annuity income options 1, 2, and 3, described below, by dividing the Account Value on the Maturity Date by 1,000 and multiplying the result by the appropriate factor. The factor is calculated based on market interest rates at the time of maturity. The factor will be equal to or greater than that contained in the applicable table in your Contract.

Annuity Income Options

At any time before the Maturity Date, you may designate the annuity income option under which we will pay annuity payments. If you do not select an annuity income option by the Maturity Date, then we will make monthly annuity payments to you under annuity income option 1.

If the Account Value is less than $2,000 or if it is insufficient to produce monthly payments of at least $20, then no annuity income options will be available unless we consent. In such cases, we will pay the Account Value in a lump sum.

We may offer other annuity income options on the Maturity Date. We will provide you with information concerning the availability of any additional annuity income options before the time that you have to select an annuity income option.

We currently offer the following annuity income options:

Option 1. Life Annuity with Installment Refund -- We will make monthly annuity payments to you for the longer of:

(i)  the Annuitant's life; or

(ii) until the sum of the monthly annuity payments made under the Contract equals the Account Value on the Maturity Date.

If the Owner dies before the sum of the monthly annuity payments we paid equals the Account Value on the Maturity Date, then we will pay the remaining annuity payments to your designated Beneficiary.

Option 2. Joint and Survivor Life Annuity with Installment Refund -- We will make monthly annuity payments to you for the longer of:

(i)  either the Annuitant's or the Joint Annuitant's life; or

(ii) until the sum of the monthly annuity payments made under the Contract equals the Account Value on the Maturity Date.

If all Owners die before the sum of the monthly annuity payments we paid equals the Account Value on the Maturity Date, then we will pay the remaining annuity payments to your designated Beneficiary.

If you select annuity income option 2, then you must designate a Joint Annuitant. We will use the Joint Annuitant's life to determine the duration of annuity payments under annuity income option 2. The age and sex of both the Annuitant and the Joint Annuitant determine the amount of the monthly annuity payments under annuity income option 2. At any time before the Maturity Date, you may select a different Joint Annuitant by sending us written notice. You may not select a new Joint Annuitant after the Maturity Date.

Option 3. Installments for Life -- We will make monthly annuity payments to you for as long as the Annuitant lives. Payments under this option will end with the last payment made before the Annuitant's death. Under this option it is possible that you will receive only one annuity payment if the Annuitant died before the date of the second payment, two if he or she dies before the third annuity payment date, etc.

For a Contract qualifying as an IRA under Section 408(b) of the Code, you may not select an annuity income option with a Period Certain that will guarantee annuity payments beyond the Annuitant's life (or life expectancy).

Maturity Date

The Maturity Date is the date on which we apply your money to an annuity income option. You may specify the Maturity Date in your application. You may change the Maturity Date at any time during the Annuitant's life by sending us a written request before the currently scheduled Maturity Date.

The Maturity Date must be a Contract Anniversary that is not later than:

(i)  the Contract Anniversary nearest the Annuitant's 80th birthday; or

(ii) ten years from the next Contract Anniversary, whichever is later.

If you do not specify a Maturity Date, then the Maturity Date will be the later of: (a) the 10th Contract Anniversary; or (b) the Contract Anniversary nearest the Annuitant's 80th birthday.

For a Qualified Contract, other than an IRA that satisfied Section 408(b) of the Code, the selection of certain Maturity Dates may adversely affect qualifying the underlying retirement plan for special federal income tax treatment. We urge potential purchasers of such Qualified Contracts to consult their tax advisers.

For a Qualified Contract that is an IRA under Section 408(b) of the Code, the minimum required distribution must be no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2. Roth IRAs established under Section 408A of the Code are not subject to this requirement.

Death Benefit

If the Annuitant dies before the Maturity Date, then we will pay you, the Owner, a death benefit as specified in the Contract. We do not pay a death benefit if the Annuitant dies on or after the Maturity Date.

If the Annuitant dies before the Maturity Date, then we will pay you a lump sum death benefit equal to the greater of:

(i)  the Account Value; or

(ii) the Guaranteed Death Benefit, which is the sum of the payments you made, minus the sum of any partial surrenders.

If the Owner is a natural person, then the Owner may elect to continue the Contract and become the Annuitant if the deceased Annuitant was not an Owner. We calculate the amount of the death benefit at the price next computed after we receive Proof of Death for the Annuitant. We will pay you within seven days of receiving the Proof of Death, or as soon as we have sufficient information to make the payment. If the deceased Annuitant was an Owner, then we will in all events pay the Death Benefit within five years of the date of the deceased Annuitant's death.
Beneficiary Provisions

If the Beneficiary survives the Owner(s), then the Beneficiary will receive amounts payable under the Contract. If you do not specify a Beneficiary, or if no Beneficiary survives you by 30 days, then your estate will receive any remaining amounts payable under the Contract.

While the Annuitant is living, you may change the Beneficiary or Beneficiaries by sending us written notice. Once we receive the notice, we will initiate the change as of the date you signed the written notice. We will not be liable for any payment made or other action taken before we receive and record such written notice at our customer service center. A Beneficiary named irrevocably may not be changed without written consent of such Beneficiary. Any Beneficiary's interest is subject to the rights of any assignee.

Death of Owner

For a Nonqualified Contract in which any Owner is a natural person, is not the Annuitant, and dies before the Maturity Date and before the Annuitant's death, the death benefit provisions described above do not apply. In such circumstances, we will pay to the non-spousal Joint Owner the Account Value in a lump sum no later than five years following the date of the Owner's death. If there is no Joint Owner, then we will pay the Beneficiary. We calculate the Account Value at the price next computed after we receive the Owner's Proof of Death. If the sole surviving Joint Owner or the sole Beneficiary is the Owner's surviving spouse, then he or she may elect to continue the Contract as if he or she were the original Owner.

Employment-Related Benefit Plans

In 1983, the Supreme Court held in, Arizona Governing Committee v. Norris, that optional annuity payments provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. This Contract contains annuity payment rates for certain annuity income options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which they may purchase a Contract.

Expenses

We do not deduct commissions or sales charges from your payments when you invest in the Contract. Nor do we not take surrender charges upon full or partial surrender of the Contract. We pay distribution expenses out of our own funds.

We will deduct certain charges and deductions from your Account Value to compensate us for providing the annuity payments, assuming certain risks in connection with the Contract, and administering the Contract.

If there are profits from the fees and charges that we deduct under the Contract, including but not limited to mortality and expense risk charges, then we may use such profits to finance the distribution of the Contracts.

Mortality and Expense Risk Charge

We deduct a charge from your Contract's value in the Sub-Accounts for certain mortality and expense risks in connection with the Contracts. We deduct the charge daily at an annual rate of 0.40% of the average daily net assets you have in each Sub-Account. We reserve the right to increase the Mortality and Expense Risk Charge to 0.70%, the maximum set forth in the Contract.

The mortality and expense risk charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. The Investment Experience Factor for each Sub-Account reflects this charge.

Changes  in actual  mortality  experience  or actual  expense  do not affect the
Account Value or annuity payments. The mortality risks arise from the contractual obligations to pay death benefit before the Maturity Date and to make annuity payments for the Annuitant's entire life (or, in the case of annuity income option 2, the entire life of the Annuitant and the Joint Annuitant). Thus, we assure you that neither the Annuitant's longevity (or, in the case of annuity income option 2, the Annuitant's and the Joint Annuitant's longevity) nor a greater than expected improvement in life expectancy, will adversely affect the annuity payments. This eliminates the risk of outliving the funds accumulated for retirement in instances in which the Contract is purchased to provide funds for retirement.

The expense risk is the risk that the actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, and costs of other services may exceed the amount recovered from any administrative charges.

Contract Administration Charge

The Contract's administrative expenses include processing applications, Contract changes, tax reporting, full and partial surrenders, death claims, and initial and subsequent payments; preparing annual and semiannual reports to Owners and regulatory compliance reports; and overhead costs.

We deduct a charge from your Contract's value in the Sub-Accounts for the administrative expenses we incur in connection with the Contract and the Variable Account. We deduct the charge daily at an annual rate of 0.30% of the average daily net assets you have in each Sub-Account. The Contract Administration Charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. The Investment Experience Factor for each Sub-Account reflects this charge.

Records Maintenance Charge

Currently, we do not charge for records maintenance. The Contract permits us to deduct a maximum amount of $40 from your Account Value at the end of each Contract Year to reflect the cost of performing records maintenance for the Contracts. If we imposed this charge, then we would deduct it proportionately from each Sub-Account and each of the Declaration Period(s) in the General Account (on a first-in, first-out basis within each Declaration Period) in which you have allocated funds. If we deducted a Records Maintenance Charge, then it would apply only during the period from the Effective Date to the Maturity Date. If you surrender the Contract during a Contract Year, then we would not prorate it.

Premium Taxes

Under New York law, we currently do not pay a premium tax. The Contract permits us to deduct any applicable premium taxes with respect to any future payments.

Other Taxes

We currently do not charge the Variable Account for any federal, state, or local taxes other than premium taxes. If we decide to impose any such taxes on the Variable Account, then we may deduct such taxes from amounts you have invested in the Variable Account.

Transfer Charges

We do not charge for transfers among Sub-Accounts. However, the Contract permits us to deduct $20 from each Sub-Account for each transfer you make in excess of two in a Contract Year.

We do not consider the following to be transfers: (i) initial allocations of payments, (ii) reallocations among the Declaration Periods within the General Account, or (iii) reallocations from the General Account to any Sub-Accounts at the end of a Declaration Period.

We treat all transfer requests, made at the same time, as one request. We may impose the transfer charge at any time.

Portfolio Charges

The Portfolios deduct investment charges from amounts you have invested in the Portfolios. These charges range from 0.46% to 1.50% annually, depending on the Portfolio. For more information, see the Fund's prospectus.

Federal Tax Matters
Introduction

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. INTRAMERICA MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General
Tax Deferral

Generally, you are not taxed on increases in the Account Value until a distribution occurs. This rule applies only where:

1)   the Owner is a natural person,

2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3) Intramerica is considered the owner of the Variable Account assets for federal income tax purposes. Non-Natural Owners

As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements

For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Owner during the taxable year. Although Intramerica does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment

The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Account Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be included in your gross income. Intramerica does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that suchmodification to the Contract will be successful.Taxation of Partial and Full Withdrawals

If you make a partial withdrawal under a Nonqualified Contract, amounts received are taxable to the extent the Account Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Account Value, is excluded from your income. If you make a full withdrawal under a Nonqualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o    made on or after the date the individual attains age 59 1/2,

o    made to a Beneficiary after the Owner's death,

o    attributable to the Owner being disabled, or

o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a Nonqualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Account Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Account Value is treated as a withdrawal of such amount or portion. Taxation of Annuity Payments

Generally, the rule for income taxation of annuity payments received from a Nonqualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits

Death of an Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements. Penalty Tax on Premature Distributions

A 10% penalty tax applies to the taxable amount of any premature distribution from a Nonqualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1) made on or after the date the Owner attains age 59 1/2;

2) made as a result of the Owner's death or disability;

3) made in substantially equal periodic payments over the Owner's life or life expectancy,

4) made under an immediate annuity; or

5) attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts

All nonqualified deferred annuity contracts issued by Intramerica (or its affiliates) to the same Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

Tax Qualified Contracts

Intramerica reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. In the case of certain Qualified Plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code; o Roth IRAs under Section 408A of the Code;

o    Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o    Tax Sheltered Annuities under Section 403(b) of the Code;

o    Corporate and Self Employed Pension and Profit Sharing Plans; and

o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Restrictions Under Section 403(b) Plans

Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

o    attains age 59 1/2,

o    separates from service,

o    dies,

o    becomes disabled, or

o on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Intramerica is directed to transfer some or all of the Account Value to another 403(b) plan.

The Contract is currently not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code.

Income Tax Withholding

Intramerica is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1) required minimum distributions, or

2) a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and Beneficiary).

Intramerica may be required to withhold federal and state income taxes on any distributions from Nonqualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

General Provisions
The Contract

The Contract, its endorsements, riders, and the Contract application constitute the entire contract between Intramerica and the Owner. Only the President, a Vice President, or the Secretary of Intramerica is authorized to change or waive the terms of a Contract. Any change or waiver must be in writing and signed by one of those persons.

Delay of Payment and Transfers

We will pay any amount due from the Variable Account for a full or partial surrender, the death benefit, or the death of the Owner of a Nonqualified Contract, generally within seven days from the date we receive written notice. We may be permitted to defer such payment, and transfers, if:

o the NYSE is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

o an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

o    the SEC permits a delay for the protection of Owners.

We anticipate that payments and transfers from the General Account will occur within seven business days after receipt of written notice. We reserve the right to defer payments to be made from the General Account for up to six months.

We may postpone any payment that is derived, all or in part, from any amount paid to us by check or draft until we determine that such instrument has been honored.

Contract Expiration

The Contract will expire and be of no effect when the Account Value is insufficient to cover deductions for the mortality and expense risk charge, the contract administration charge, any records maintenance charge, or transfer charges.

Misstatement of Age or Sex

If the Annuitant's age or sex (and/or the Joint Annuitant's age or sex, if annuity income option 2 is selected) has been misstated on the application, then we will recalculate the annuity payments to reflect the calculations that would have been made had the Annuitant's (and/or Joint Annuitant's) age and sex been correctly stated. If we underpay or overpay the annuity benefit because of a misstatement, then we will add or subtract that amount, with interest at 6% per year, from the current or next succeeding payment.

Nonparticipating Contract

The Contract does not participate in our divisible surplus. The Contract does not pay dividends.

Notices and Inquiries

Please send any written notice or request to:

     Scudder Horizon Plan
     Customer Service Center
     P.O. Box 94038
     Palatine, IL 60094-4038

Send overnight mail to:
     Scudder Horizon Plan
     Customer Service Center
     300 N. Milwaukee Avenue
     Vernon Hills, IL 60061

Any notice or request must be on the form and contain the information we require. This includes the Contract number and your full name and signature. Any notice that we send you will be sent to the address shown in the application unless we have on file a written notice of an address change. All inquiries should include your Contract number and full name. If you need additional information, you may call us at (800) 833-0194.

Records and Reports

At the end of each calendar quarter, Allstate, or its designee, on our behalf, will send you, at your last known address of record, statements listing the Account Value, additional payments, transfers, any charges, and any partial surrenders made during the year. You will also be sent the Fund's annual and semiannual reports.


Distribution of the Contracts

ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062, serves as principal underwriter of the Contracts. Prior to March 31, 2000, the principal underwriter of the Contracts was CNL, Inc. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Intramerica does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Owners arising out of services rendered or Contracts issued.

ALFS has contracted with Scudder Investor Services, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contracts. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc. Individuals directly involved in the sale of the Contracts are registered representatives of Scudder and our licensed agents. The principal address of Scudder is 345 Park Avenue, New York, New York 10154.

The Contracts will be offered to the public on a continuous basis. Both ALFS and Scudder reserve the right to discontinue the offering at any time.

The General Account

Amounts you allocate or transfer to the General Account become part of our General Account assets that support our annuity and insurance obligations. The General Account includes all of our assets, except those assets segregated in separate accounts. According to the investment advisory agreement effective July 1, 1999 between Intramerica and Allstate Insurance Company, Allstate Insurance Company is responsible for investing the assets of the General Account, subject to applicable law.

Because of exemptive and exclusionary provisions in the federal securities laws, we have not registered interests in the General Account under the Securities Act of 1933 (the "1933 Act"), and the General Account is not registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is subject to the provisions of such statutes, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. However, disclosures about the General Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

We guarantee that we will credit interest to amounts you allocate to the General Account at an effective annual rate of at least 3.5% compounded monthly. We may declare higher interest rates from time to time at our discretion. We will credit the declared interest rate for a specific period of time, called a Declaration Period. A Declaration Period will not be less than one year or more than 3 years. You may elect one or more Declaration Periods currently offered when you allocate or transfer funds to the General Account. At any one time, your money held in a Declaration Period may be earning different declared interest rates, if you allocated funds to that Declaration Period at different times.

We cannot accept allocations to the General Account that would increase your Contract's value in the General Account to over $250,000. We guarantee that the value held in the General Account will equal all amounts that you allocated or transferred to the General Account, plus any interest credited, less any amounts that you surrendered or transferred from the General Account, and less any applicable charges. Amounts you allocate to the General Account do not share in the investment experience of the General Account.

You may not allocate or transfer an amount from or within the General Account to the General Account before the end of that amount's Declaration Period. We will send notice to you 30 days before the expiration of a Declaration Period and ask you how to reallocate the amounts in the expiring Declaration Period. If we do not receive your instructions before the end of the Declaration Period, then we will transfer your value in the expiring Declaration Period to the Money Market Sub-Account.

Voting Rights

We will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions we received from persons having voting interests in the Sub-Accounts. If we determine that the law permits us to vote the Fund's shares in our own right, then we may elect to do so.

We will separately calculate the number of votes that you have the right to instruct for each Sub-Account. We will determine the number of votes for each Sub-Account, that you have the right to instruct, by dividing your Contract's value in a Sub-Account by the net asset value per share of the corresponding Portfolio in which the Sub-Account invests. We count fractional shares. The number of votes of a Portfolio, that you have the right to instruct, will be determined as of the same date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications before that meeting in accordance with procedures established by the Fund.

We will vote the Fund's shares, for which we do not receive timely instructions, in proportion to the voting instructions which we receive for all of the variable annuity contracts (including the Contracts) that we issue and are participating in that Portfolio. We will also vote our shares that are not attributable to variable annuity contracts in the same proportion.

Separate accounts of other insurance companies, including insurance companies affiliated with us, may also invest premiums for variable life and variable annuity contracts in the Fund. It is to be expected that Fund shares held by those separate accounts will be voted according to the instructions of the owners of those variable life and variable annuity contracts. This will dilute the effect of your voting instructions. We do not see any disadvantages to this dilution.

Each person having a voting interest in a Sub-Account will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

Legal Matters

Foley & Lardner, Washington, D.C., has advised Intramerica on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Intramerica's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Intramerica.

Additional Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act with respect to the Contract offered hereby. This prospectus does not contain all of the information set forth in the full registration statement. For instance, this prospectus only summarizes the contents of the Contract and other legal instruments contained in the full registration statement. For a complete statement of the terms of those documents, please refer to the full registration statement as filed.

Table of Contents for Statement of


Additional Information

STATE REGULATION OF INTRAMERICA..................................................3
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
     INVESTMENTS.................................................................3
Certain Federal Income Tax Consequences
     of Certain Exchanges and Surrenders.........................................4
FEDERAL TAX MATTERS..............................................................4
      Introduction...............................................................4
      Taxation of Intramerica....................................................4
      Exceptions to the Non-Natural Owner Rule...................................4
      IRS Required Distribution at Death Rules...................................5
      Qualified Plans............................................................5
      Types of Qualified Plans...................................................6
Safekeeping of the Variable Account's Assets.....................................7
Calculation of Yields And Total Returns..........................................8
     Money Market Sub-Account Yields.............................................8
     Other Sub-Account Yields....................................................9
     Total Returns...............................................................9
     Effect of the Records Maintenance Charge on
         Performance Data.......................................................11
Other Performance Data..........................................................12
     Cumulative Total Returns...................................................12
     Adjusted Historic Portfolio Performance....................................13
     Comparison of Performance and Expense Information..........................14
Experts.........................................................................14
Financial Statements............................................................14

Appendix A -- Condensed

Financial Information

The following condensed financial information is derived from the financial statements of the Variable Account. You should read the data along with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth information regarding the Sub-Accounts for a Contract for the period from December 31, 1990 (except as otherwise noted) through December 31,2000.

Balanced Sub-Account


  Unit Value at End of Year              Number of Units at End of Year
-------------------------------------------------------------------------------
2000               47.612                             144,821
1999               48.936                             156,989
1998               42.735                             156,673
1997               34.936                             129,522
1996               28.326                             143,029
1995               25.496                             139,688
1994               20.270                             127,222
1993               20.840                             148,473
1992               19.531                             119,541
1991               18.389                              37,971

Bond Sub-Account


  Unit Value at End of Year              Number of Units at End of Year
-------------------------------------------------------------------------------
2000               28.448                             58,340
1999               25.911                             56,407
1998               26.344                             67,746
1997               24.894                             79,182
1996               22.979                             85,140
1995               22.508                             96,927
1994               19.181                             94,625
1993               20.287                             98,676
1992               18.179                             96,098
1991               17.109                             62,249

-------------------------------------------------------------------------------


Capital Growth Sub-Account


  Unit Value at End of Year              Number of Units at End of Year
-------------------------------------------------------------------------------
2000               67.112                             270,948
1999               75.010                             303,190
1998               55.857                             277,711
1997               45.649                             258,472
1996               33.863                              85,140
1995               28.388                              96,927
1994               22.222                              94,625
1993               24.773                              98,676
1992               20.638                              96,098
1991               19.514                              62,249

-------------------------------------------------------------------------------


Global Discovery Sub-Account


  Unit Value at End of Year              Number of Units at End of Year
-------------------------------------------------------------------------------
2000               26.241                             174,680
1999               27.900                             139,328
1998               16.937                             120,918
1997               14.648                             125,941
1996*              13.126                             115,344
-------------------------------------------------------------------------------


* Operations commenced May 1, 1996 with a Unit Value of 12.500.

Growth and Income Sub-Account


  Unit Value at End of Year              Number of Units at End of Year
-------------------------------------------------------------------------------
2000               29.171                             277,175
1999               30.005                             321,212
1998               28.485                             446,200
1997               26.835                             503,367
1996               20.713                             381,681
1995               17.075                             279,098
1994*              13.053                             145,245
-------------------------------------------------------------------------------


* Operations commenced May 1, 1994 with a Unit Value of 12.500.

International Sub-Account


Unit Value at End of Year                Number of Units at End of Year
-------------------------------------------------------------------------------
2000               47.104                             224,670
1999               60.583                             283,758
1998               39.486                             247,493
1997               33.560                             261,369
1996               30.987                             305,834
1995               27.188                             302,226
1994               24.641                             339,372
1993               25.027                             261,484
1992               18.287                              84,950
1991               19.003                              36,962

-------------------------------------------------------------------------------

Money Market Sub-Account


  Unit Value at End of Year              Number of Units at End of Year
-------------------------------------------------------------------------------
2000               21.700                            431,292
1999               20.592                            346,599
1998               19.728                            356,660
1997               18.869                            226,875
1996               18.056                            238,274
1995               17.300                            243,859
1994               16.494                            268,339
1993               16.019                            131,078
1992               15.729                            125,768
1991               15.331                             47,824

-------------------------------------------------------------------------------

21st Century Growth Sub-Account


  Unit Value at End of Year              Number of Units at End of Year
2000*              13.518                             57,277
-------------------------------------------------------------------------------


*       Operations commenced May 1, 2000 with a Unit Value of 17.153.

Growth Sub-Account**


  Unit Value at End of Year              Number of Units at End of Year
2000*              11.070                             51,327
-------------------------------------------------------------------------------


 * Operations commenced May 1, 2000 with a Unit Value of 14.297.

** Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

                                    This page
                                  intentionally
                                   left blank.

                       Statement of Additional Information

                                     for the

                              Scudder Horizon Plan

                    A Flexible Premium Deferred Variable Annuity

                                 Issued through

                      Intramerica Variable Annuity Account

                                   Offered by

                       Intramerica Life Insurance Company
                             Customer Service Center

                                 P.O. Box. 94038
                             Palatine, IL 60094-4038
                                 1-800-833-0194

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Scudder Horizon Plan, a flexible premium deferred variable annuity (the "Contract") offered by Intramerica Life Insurance Company.


You may obtain a copy of the Scudder Variable Series I prospectus dated May 1, 2001 or the Scudder Variable Series II prospectus dated May 1, 2001 by calling 1-800-225-2470 or writing to:


                   Scudder Insurance Agency of New York, Inc.,
                                345 Park Avenue,
                            New York, New York 10154.

Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract.



                                Dated May 1, 2001

Table of Contents for Statement of Additional Information

STATE REGULATION OF INTRAMERICA........................................
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
     INVESTMENTS.......................................................
     Certain Federal Income Tax Consequences
     of Certain Exchanges and Surrenders...............................
FEDERAL TAX MATTERS....................................................
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS...........................
CALCULATION OF YIELDS AND TOTAL RETURNS................................
     Money Market Sub-Account Yields...................................
     Other Sub-Account Yields..........................................
     Total Returns....................................................
     Effect of the Records Maintenance Charge on
         Performance Data.............................................
OTHER PERFORMANCE DATA................................................
     Cumulative Total Returns.........................................
     Adjusted Historic Portfolio Performance..........................
     Comparison of Performance and Expense Information................
EXPERTS...............................................................
FINANCIAL STATEMENTS..................................................

In order to supplement the description in the prospectus, this document provides additional information about Intramerica and the Contract that may be of interest to you.

STATE REGULATION OF INTRAMERICA

We are a stock life insurance company organized under the laws of the State of New York on March 24, 1966. We are subject to regulation by the State of New York Insurance Department. We file quarterly statements covering the operations and reporting on the financial condition of Intramerica with the New York Superintendent of Insurance. Periodically, the Superintendent examines the financial condition of Intramerica, including the liabilities and reserves of the Variable Account and any other separate account of which we are the depositor.

Intramerica is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate"), an Illinois stock life insurance company.

The Variable Account was originally established by First Charter Life Insurance Company ("First Charter") on June 8, 1988. At that time, First Charter's corporate name was "Baldwin Life Insurance Company" and the Variable Account was named "Baldwin Variable Annuity Account." These names were changed to "First Charter Life Insurance Company" and "First Charter Variable Annuity Account" respectively, in October, 1988. On November 1, 1992, First Charter was merged with and into Intramerica. Pursuant to the merger, Intramerica acquired the Variable Account which was then renamed "Intramerica Variable Annuity Account." On July 1, 1999, Allstate announced that it had purchased Intramerica from Leucadia National Corporation ("Leucadia").

ALFS, Inc. is the principal underwriter of the Contract. Prior to its dissolution on March 31, 2000, CNL, Inc. ("CNL") was the Contract's principal underwriter.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

From time to time, we may make certain changes in the Variable Account and its investments. We may substitute shares of any Portfolio for shares of another Portfolio of the Fund or another registered open-end management investment company. We may do so if the shares of the Portfolio are no longer available for investment or if we decide that investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. We will not substitute or eliminate the shares of a Portfolio in which your Contract is invested without prior approval of the SEC and we will notify you of our intent. This will be done to the extent required by the 1940 Act.

We may add or delete Sub-Accounts in our discretion when we decide that marketing, tax, investment, or other conditions warrant such additions or deletions. Each additional Sub-Account will purchase shares in a Portfolio of the Fund or in another mutual fund or investment vehicle. If we eliminate a Sub-Account, then we will notify you and request that you reallocate the amounts you have invested in the eliminated Sub-Account. If you do not provide us with your desired reallocations, then we will reinvest the amounts in the eliminated Sub-Account into the Sub-Account that invests in the Money Market Portfolio.

In the event of any such substitution, change, or elimination, we may, by appropriate endorsement, change the Contracts as may be necessary or appropriate to reflect such substitution, change, or elimination. Furthermore, if we deem it to be in the best interests of persons having voting rights under the Contracts, then the Variable Account may be: (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) de-registered under the 1940 Act, in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent applicable law permits, we may transfer the assets of the Variable Account associated with the Contracts to another separate account.

The investment policy of the Variable Account will not be changed unless the Superintendent of Insurance of the State of New York approves the change. CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF CERTAIN EXCHANGES AND SURRENDERS

Under Section 1035 of the Tax Code ("Code"), generally no gain or loss is recognized on a qualifying exchange of an annuity contract for another annuity contract. A direct exchange of an annuity contract for the Contract qualifies as an exchange under Section 1035 of the Code. There are, however, certain exceptions to this rule. Moreover, although the issue is not free from doubt, certain surrenders under an annuity contract followed by an investment in the Contract also may qualify as exchanges under Section 1035 of the Code. Due to the uncertainty of the rules regarding the determination of whether a transaction qualifies under Section 1035 of the Code, prospective purchasers are urged to consult their own tax advisers.

In addition to being nontaxable events, certain exchanges under Section 1035 of the Code also may result in a carry-over of the federal income tax treatment of the old annuity contract to the new annuity contract. Due to the complexity of the rules regarding the proper treatment of an exchange qualifying under Section 1035 of the Code prospective purchasers are urged to consult their own tax advisers.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. INTRAMERICA MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Intramerica

Intramerica is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Intramerica, and its operations form a part of Intramerica, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Intramerica believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Intramerica is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Intramerica does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Intramerica does not intend to make provisions for any such taxes. If Intramerica is taxed on investment income or capital gains of the Variable Account, then Intramerica may impose a charge against the Variable Account in order to make provision for such taxes.

Exceptions to the Non-Natural Owner Rule

Generally, Contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions applies. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a Contract under a nonqualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are:

     (1) contracts acquired by an estate of a decedent by reason of the death of the decedent;

     (2)  certain Qualified Contracts;

     (3) contracts purchased by employers upon the termination of certain qualified plans;

     (4) certain contracts used in connection with structured settlement agreements, and

     (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS Required Distribution at Death Rules

To  qualify  as  an  annuity  contract  for  federal  income  tax  purposes,   a
Nonqualified Contract must provide:

(1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death;

(2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death.

         The five year requirement is satisfied if:

     o any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and

     o    the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is the surviving spouse of the owner, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a Contract owned by a non-natural person will be treated as the death of the owner.



Qualified Plans

The Contract may be used with several types of qualified plans. Intramerica reserves the right to limit the availability of the Contract for use with any of the qualified plans listed below. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. qualified plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

Types of Qualified Plans

                         Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid or the Contract's value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments or the account value. It is possible that the death benefit could be viewed by the IRS as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

                      Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity ("Roth IRA"). Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income.
"Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional IRA or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

                        Simplified Employee Pension Plans

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Account Value.

             Savings Incentive Match Plans For Employees (Simple Plans)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

                             Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only on or after:

o        the date the employee attains age 59 1/2,
o        separates from service, dies,
o        becomes disabled, or
o on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Intramerica is directed to transfer some or all of the Account Value to another 403(b) plan.

The Contract is currently not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code.

            Corporate and Self-Employed Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

                     State and Local Government and Tax-Exempt
                      Organization Deferred Compensation Plans

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.



SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold the assets of the Variable Account. The assets are kept segregated and held separate and apart from Intramerica's general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio. A blanket fidelity bond in the amount of $10,000,000 covers all of the officers and employees of Intramerica.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns and other performance data pertaining to the Contracts for the Sub-Accounts in accordance with the standards prescribed by the Securities and Exchange Commission. Because of the charges and deductions imposed under the Contract, the yield for the Sub-Accounts will be lower than the yield for their respective Portfolios. Also, because of differences in Variable Account charges for different variable annuity contracts invested in the Variable Account, the yields, total returns and other performance data for the Sub-Accounts will be different for the Contract than for such other variable annuity contracts. The calculations of yields, total returns and other performance data do not reflect the effect of any taxes.

The yields and total returns for periods prior to the date the Sub-Accounts commenced operations, when disclosed, are based on the performance of the Portfolios adjusted to reflect the level of Contract charges equal to those currently assessed against the Sub-Accounts. The Sub-Accounts and Portfolios commenced operations, as indicated.


     Sub-Account/Portfolio            Sub-Account         Portfolio
     --------------------             ----------          ---------

         Balanced                     July 11, 1990         July 16, 1985
         Bond                         July 11, 1990         July 16, 1985
         Capital Growth               July 11, 1990         July 16, 1985
         Global Discovery              May 1, 1996          May 1, 1996
         Growth and Income             May 2, 1994          May 2, 1994
         International                July 11, 1990         May 1, 1987
         Growth(1)(2)                  May 3, 1999          May 3, 1999
         21st Century Growth           May 3, 1999          May 3, 1999


(1) Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

(2) Effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio.

Money Market Sub-Account Yields

We compute the Current Yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of a seven-day period in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of the seven-day period, dividing the net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in Account Value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Contract Administration Charge of 0.30% and the Mortality and Expense Risk Charge of 0.40%. The Current Yield is calculated according to the following formula:



                  Current Yield = ((NCS - ES) / UV)  x  (365 / 7)

We may also disclose the Effective Yield of the Money Market Sub-Account for the same seven-day period determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

 Effective Yield = (1 + ((NCS - ES) / UV)) (to the power of 365 / 7) - 1

Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains a and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Sub-Account unit under a Contract.

ES = Per unit expenses of the Sub-Account for the Contracts for the seven-day period.

UV = The Unit Value for a Contract on the first day of the seven-day period.

The Current and Effective Yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and its operating expenses.

Other Sub-Account Yields

The 30-Day Yield refers to income generated by the Bond Sub-Account over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period and (iv) multiplying that result by 2. Expenses attributable to the Bond Sub-Account for the Contracts include the administration charge and the mortality and expense risk charge. The 30-Day Yield is calculated according to the following formula:

        30-Day Yield  = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the Portfolio for the 30-day period attributable to the Sub-Account's units.

ES = Expenses of the Sub-Account for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The Unit Value for a Contract at the close (highest) of the last day in the 30-day period.

The 30-Day Yield on amounts held in the Bond Sub-Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Sub-Account's actual yield is affected by the types and quality of securities held by the Portfolio and its operating expenses.

Total Returns

We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the Sub-Accounts for one, five and ten years and for a period from the date of commencement of the Sub-Account's operations if shorter than any of the foregoing. Total Returns for other periods of time may, from time to time, also be disclosed. Based on the method of calculation described below, the Total Returns for the Sub-Accounts are set out below. No Total Returns are shown for the Money Market Sub-Account.

For periods shown, the Growth Variable Sub-Account was invested in the Scudder Large Company Growth Portfolio. On May 1, 2001, the Scudder Large Company Growth Portfolio merged with the Scudder Variable Series II Growth Portfolio in order to streamline the management and operations of the Portfolio. For administrative convenience, we made a corresponding change in the name of the Variable Sub-Account.


                                                               Ten Year Period
Sub-Account 1/        One Year Period      Five Year Period   Ending 12/31/00 or
                      Ending 12/31/00       Ending 12/31/00    Since Inception


-------------- --------------------- -------------------- ---------------------

Balanced                   -2.71%              13.30%               12.55%
Bond                        9.79%               4.79%                6.86%
Capital Growth            -10.53%              18.78%               16.89%
Global Discovery2/         -5.95%               N/A                 17.24%
Growth and Income3/        -2.78%              11.31%               13.57%
International             -22.25%              11.62%               10.62%
Growth2/4/                -18.22%               N/A                -40.77%
21st Century Growth2/     -23.13%               N/A                -33.19%

--------------- --------------------- -------------------- ---------------------



1/ The inception date for each of the Sub-Accounts appears under "Calculation of Yields and Returns," above.


2/ Five-Year and Ten-Year Average Annual Total Returns are not available for the Global Discovery Sub-Account, Growth Sub-Account or the 21st Century Growth Sub-Account as they began operations on May 1, 1996, May 1, 1999, and May 1, 1999, respectively.

3/ Ten-Year Average Annual Total Returns are not available for the Growth and Income Sub-Account, as it began operations on May 1, 1994.


4/ Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

We will calculate Total Returns using Sub-Account Unit Values which Intramerica calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the Mortality and Expense Risk Charge of 0.40%, and the Contract Administration Charge of 0.30%. The Total Return is calculated according to the following formula:

                  TR=(ERV / P )(to the power of 1 / N) - 1

Where:

TR       =  The  average  annual  total  return  net of  Sub-Account  recurring charges for the Contracts.

ERV      =  The ending redeemable value of the hypothetical  account at the end of the period.

P        =  A hypothetical single payment of $1,000.
N        =  The number of years in the period.



OTHER PERFORMANCE DATA

Cumulative Total Returns


We may also disclose Cumulative Total Returns for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, cumulative performance information is calculated based on the performance of the underlying Portfolios adjusted to reflect all current fees under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40%.

Based on the method of calculation described below, the Cumulative Total Returns for the Sub-Accounts for the periods ending December 31, 2000, are set out below. No Cumulative Total Returns are shown for the Money Market Sub-Account.


The cumulative total return figures for the Growth Variable Sub-Account are based on the historical performance of the Growth Portfolio. These figures do not reflect the performance of the Large Company Growth Portfolio in which the Variable Sub-Account invested prior to May 1, 2001.



                                                                Ten Year Period
Sub-Account1/        One Year Period      Five Year Period     Ending 12/31/00 or
                     Ending 12/31/00       Ending 12/31/00     Since Inception

-------------- --------------------- -------------------- ---------------------

Balanced                   -2.71%                86.74%            226.28%
Bond                       -9.79%                26.39%             94.14%
Capital Growth            -10.53%               136.41%            376.11%
Global Discovery2/         -5.95%                 N/A              109.93%
Growth and Income3/        -2.78%                70.84%            133.36%
International              22.25%                73.25%            174.27%
Growth2/4/                -18.22%                 N/A               10.70%
21st Century Growth2/     -23.13%                 N/A               35.18%
----------------------- --------------------- ------------   ---------------




1/ The inception date for each of the Sub-Accounts and Portfolios appears under "Calculation of Yields and Returns," above.



2/ Five-Year and Ten-Year Cumulative Total Returns are not available for the Global Discovery Sub-Account, Growth Sub-Account or the 21st Century Sub-Account as they began operations on May 1, 1996, May 3, 1999, and May 3, 1999, respectively. Therefore, Five-Year and Ten-Year Cumulative Total Returns for the aforementioned Sub-Accounts are based on the inception dates of the portfolios underlying those Sub-Accounts, where available.

3/ Ten-Year Cumulative Total Returns are not available for the Growth and Income Sub-Account, as it began operations on May 2, 1994. Therefore, the Ten-Year Cumulative Total Return for the Growth and Income Sub-Account is based on the inception date of its underlying Portfolio.


4/ Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

The Cumulative Total Returns are calculated using the following formula:

                              CTR = (ERV / P) - 1
Where:

CTR    = The Cumulative Total Return net of Sub-Account  recurring  charges for the period.

ERV    = The ending redeemable value of the hypothetical  investment at the end of the period.

P      = A hypothetical single payment of $1,000.


All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

Adjusted Historic Performance

We may also disclose total return for periods before the date that the Sub-Accounts began operations. For periods prior to the date the Sub-Accounts commenced operations, adjusted historical performance information will be calculated using on the performance of the underlying Portfolios adjusted to reflect some or all of the charges equal to those currently under the Contract.

In the tables below, average annual total returns for the Portfolios were reduced by all current fees and charges under the Contract, including the Mortality and Expense Risk Charge of 0.40% and the Contract Administration Charge of 0.30%. No average annual total returns are shown for the Money Market Sub-Account.

The adjusted historical performance figures for the Growth Variable Sub-Account are based on the historical performance of the Growth Portfolio. These figures do not reflect the performance of the Large Company Growth Portfolio in which the Variable Sub-Account invested prior to May 1, 2001.


                                                                   Ten Year Period
                        One Year Period       Five Year Period     Ending 12/31/00 or
Sub-Account1/          Ending 12/31/00       Ending 12/31/00      Since Inception
----------------------- --------------------- ---------------------------------------
Balanced                     -2.71%                 13.30%          12.55%
----------------------- --------------------- ----------------------------------------
Bond                          9.79%                  4.79%           6.86%
----------------------- --------------------- ----------------------------------------
Capital Growth              -10.53%                 18.78%          16.89%
---------------------- --------------------- -------------------- --------------------
Global Discovery2/           -5.95%                   N/A           17.24%
----------------------- --------------------- ----------------------------------------
Growth and Income3/          -2.78%                 11.31%          13.57%
----------------------- --------------------- ----------------------------------------
International               -22.25%                 11.62%          10.62%
----------------------- --------------------- ---------------------------------------
Growth2/4/                  -18.22%                   N/A          -40.77%
----------------------- --------------------- -------------------- ------------------
21st Century Growth2/       -23.13%                   N/A          -33.19%
------------------- ----------------------------------------- --------------------

1/ The inception date for each of the Portfolios underlying the Sub-Accounts appears under "Calculation of Yields and Returns," above.


2/ Five-Year and Ten-Year Average Annual Total Returns are not available for the Global Discovery Sub-Account, Growth Sub-Account or the 21st Century Growth Sub-Account as they began operations on May 1, 1996, May 3, 1999, and May 3, 1999, respectively. Therefore, Five-Year and Ten-Year Average Annual Total Returns are based on the inception dates of the Portfolios underlying those Sub-Accounts, where available.

3/ Ten-Year Average Annual Total Returns are not available for the Growth and Income Sub-Account as it began operations on May 2, 1994. Therefore, the Ten-Year Average Annual Total Return for the Growth and Income Sub-Account is based on the inception date of its underlying Portfolio.


4/ Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

Comparison of Performance and Expense Information

Expenses and performance information for the Contract and each Sub-Account may be compared in advertising, sales literature, and other communications to expenses and performance information of other variable annuity products investing in mutual funds (or investment portfolios of mutual funds) with investment objectives similar to each of the Sub-Accounts tracked by independent services such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar and the Variable Annuity Research Data Service ("V.A.R.D.S."). Lipper, Morningstar and V.A.R.D.S. monitor and rank the performance and expenses of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. V.A.R.D.S. rankings only compare variable annuity issuers. The performance analyses prepared by Lipper and V.A.R.D.S. each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges or certain expense deductions at the separate account level into consideration. The performance analyses prepared by Morningstar rate Sub-Account performance relative to its investment class based on total returns. Morningstar deducts front-end loads from total returns and deducts half of the surrender charge, if applicable, for the relevant time period when calculating performance figures. In addition, Morningstar and V.A.R.D.S. prepare risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories defined by the degree of risk inherent in their investment objectives.

From time to time, we may also compare the performance of each Sub-Account to indices that measure stock market performance, such as Standard & Poors 500 Composite ("S & P 500") or the Dow Jones Industrial Average ("Dow"). Unmanaged indices such as these may assume reinvestment of dividends but generally do not reflect deductions for the expenses of operating and managing an investment portfolio.

EXPERTS


The financial statements of Intramerica as of December 31, 2000 and 1999 and for each of the two years then ended and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The statements of operations and comprehensive income, shareholder's equity and cash flows of Intramerica for the year ended December 31, 1998 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information has been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Financial Statements

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Intramerica as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule of Intramerica and the accompanying Independent Auditor's Reports appear in the pages that follow. The financial statements and schedules of Intramerica included herein should be considered only as bearing upon the ability of Intramerica to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
INTRAMERICA LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Intramerica Life Insurance Company (the "Company," an affiliate of The Allstate Corporation) as of December 31, 2000, 1999 and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for the year ended December 31, 2000, the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period from July 1, 1999 through December 31, 1999 (Successor Period). Our audits also included Schedule IV - Reinsurance for the year ended December 31, 2000, the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period July 1, 1999 through December 31, 1999 (Successor Period). These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999 and the results of its operations and its cash flows for the year ended December 31, 2000, the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period from July 1, 1999 through December 31, 1999 (Successor Period), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance for the year ended December 31, 2000, the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period from July 1, 1999 through December 31, 1999 (Successor Period), when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As more fully described in Note 2 to the financial statements, Allstate Life Insurance Company acquired the Company as of July 1, 1999, in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the Successor Periods are presented on a different basis of accounting than that of the Predecessor Periods and therefore are not completely comparable.



/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                        Report of Independent Accountants

To the Board of Directors and Shareholder of Intramerica Life Insurance Company:

In our opinion, the accompanying statements of operations and comprehensive income, shareholder's equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of Intramerica Life Insurance Company ("the Company") (an indirect wholly-owned subsidiary of Leucadia National Corporation) for the year ended December 31, 1998 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, Schedule IV - Reinsurance presents fairly, in all material respects, the information set forth therein when read in conjunction with the related financial statements. These financial statements and financial statement schedule are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 1999

                       INTRAMERICA LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME

                                                                                  PERIOD FROM       PERIOD FROM
                                                                                  JULY 1, 1999    JANUARY 1, 1999
                                                                                    THROUGH           THROUGH           YEAR ENDED
                                                                 YEAR ENDED       DECEMBER 31,       JUNE 30,          DECEMBER 31,
                                                                DECEMBER 31,          1999             1999                1998
($ in thousands)                                                    2000          (SUCCESSOR)      (PREDECESSOR)      (PREDECESSOR)
                                                               --------------    --------------   ---------------    ---------------
REVENUES

Premiums and contract charges (net of reinsurance
     ceded of $3,975, $1,936, $2,613 and $13,952)              $          474    $          223    $          174    $        274
Net investment income                                                   1,082               487               440           1,056
Realized capital gains and losses                                        (115)              (17)               (6)              3
Gain on reinsurance                                                       706                387             8,351          1,844
Other income                                                               --                --                --              19
                                                               --------------    --------------   ---------------    ------------
                                                                        2,147             1,080             8,959           3,196
                                                               --------------    --------------   ---------------    ------------
COSTS AND EXPENSES

Contract benefits (net of reinsurance recoveries
    of $3,976, $1,712, ($15,726) and $10,978)                              34              (139)               32               8
Operating costs and expenses                                              716               218               286             623
                                                               --------------    --------------   ---------------    ------------
                                                                          750                79               318             631
                                                               --------------    --------------   ---------------    ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)              1,397             1,001             8,641           2,565
Income tax expense (benefit)                                              519               439             3,025          (1,457)
                                                               --------------    --------------   ---------------    ------------

NET INCOME                                                                878               562             5,616           4,022
                                                               --------------    --------------   ---------------    ------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses                       439              (172)             (291)            126
                                                               --------------    --------------   ---------------    ------------

COMPREHENSIVE INCOME                                           $        1,317    $          390    $        5,325    $      4,148
                                                               ==============    ==============   ===============    ============

                       See notes to financial statements.

                       INTRAMERICA LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                           DECEMBER 31,
                                                               ---------------------------------
                                                                     2000             1999
($ in thousands, except par value data)                              ----             ----
ASSETS
Investments
   Fixed income securities, at fair value
         (amortized cost $15,698 and $18,835)                  $        16,109   $        18,571
   Short-term                                                            1,226               320
                                                               ---------------   ---------------
         Total investments                                              17,335            18,891

Cash                                                                     1,708             1,454
Reinsurance recoverables, net                                           32,546            34,593
Accrued investment income                                                  359               299
Current income tax recoverable                                              55                94
Deferred income taxes                                                    1,851             2,258
Other assets                                                             6,236             6,781
Separate Accounts                                                       60,692            69,733
                                                               ---------------   ---------------
         TOTAL ASSETS                                          $       120,782   $       134,103
                                                               ===============   ===============

LIABILITIES
Reserve for life-contingent contract benefits                  $        30,847   $        32,602
Contractholder funds                                                     1,782             2,093
Other liabilities and accrued expenses                                     953             3,488
Deferred gain on reinsurance                                             5,437             6,143
Payable to affiliates, net                                                  86               376
Separate Accounts                                                       60,692            69,733
                                                               ---------------   ---------------
         TOTAL LIABILITIES                                              99,797           114,435
                                                               ---------------   ---------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $7 par value, 300,000 shares
      authorized, issued and outstanding                                 2,100             2,100
Additional capital paid-in                                              17,178            17,178
Retained income                                                          1,440               562

Accumulated other comprehensive income (loss):
    Unrealized net capital gains (losses)                                  267              (172)
                                                               ---------------   ---------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)               267              (172)
                                                               ---------------   ---------------
         TOTAL SHAREHOLDER'S EQUITY                                     20,985            19,668
                                                               ---------------   ---------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $       120,782   $       134,103
                                                               ===============   ===============

                       See notes to financial statements.

                       INTRAMERICA LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                           PERIOD FROM       PERIOD FROM
                                                                          JULY 1, 1999     JANUARY 1, 1999
                                                                             THROUGH           THROUGH           YEAR ENDED
                                                       YEAR ENDED         DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                                      DECEMBER 31,            1999               1999              1998
($ in thousands)                                          2000             (SUCCESSOR)      (PREDECESSOR)      (PREDECESSOR)
                                                     ---------------    ---------------    ---------------    ---------------
COMMON STOCK                                         $         2,100    $         2,100    $         2,100    $         2,100
                                                     ---------------    ---------------    ---------------    ---------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of period                         $        17,178    $            --    $         1,524    $         1,524
New capitalization                                                --             17,178                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
Balance, end of period                                        17,178             17,178              1,524              1,524
                                                     ---------------    ---------------    ---------------    ---------------

RETAINED INCOME
Balance, beginning of period                         $           562    $            --    $         4,022    $            --
Net income                                                       878                562              5,616              4,022
                                                     ---------------    ---------------    ---------------    ---------------
Balance, end of period                                         1,440                562              9,638              4,022
                                                     ---------------    ---------------    ---------------    ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of period                         $          (172)   $            --    $           112    $           (14)
Change in unrealized net capital gains and losses                439               (172)              (291)               126
                                                     ---------------    ----------------   ----------------   ---------------
Balance, end of period                                           267               (172)              (179)               112
                                                     ---------------    ---------------    ---------------    ---------------
TOTAL SHAREHOLDER'S EQUITY                           $        20,985    $        19,668    $        13,083    $         7,758
                                                     ===============    ===============    ===============    ===============

                       See notes to financial statements.

                       INTRAMERICA LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                      PERIOD FROM     PERIOD FROM
                                                                                     JULY 1, 1999   JANUARY 1, 1999
                                                                                        THROUGH         THROUGH         YEAR ENDED
                                                                     YEAR ENDED      DECEMBER 31,      JUNE 30,        DECEMBER 31,
                                                                    DECEMBER 31,         1999            1999              1998
($ in thousands)                                                        2000          (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)
                                                                   -------------    -------------   ---------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                         $         878    $         562    $       5,616    $     4,022
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Depreciation, amortization and other non-cash items                       38              376               26            (12)
    Realized capital gains and losses                                        115               17                6             (3)
    Changes in:
      Life-contingent contract benefits and contractholder funds               4               49              230            164
      Income taxes payable                                                    39              117            3,427         (1,392)
      Other operating assets and liabilities                              (2,875)          (1,354)          (5,477)          (883)
                                                                   -------------    -------------   ---------------   -----------
        Net cash (used in) provided by operating activities               (1,801)            (233)           3,828          1,896
                                                                   -------------    -------------   ---------------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
    Proceeds from sales                                                    2,812            2,978              248          5,386
    Investment collections                                                 1,174              698            1,557          7,101
    Investment purchases                                                  (1,010)          (3,864)          (5,664)       (14,174)
Change in short-term investments, net                                       (898)             (71)           1,542             53
                                                                   -------------    -------------   ---------------   -----------
        Net cash provided by (used in) investing activities                2,078             (259)          (2,317)        (1,634)
                                                                   -------------    -------------   ---------------   -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                  16               --               --              1
Contractholder fund withdrawals                                              (39)             (22)             (39)           (62)
                                                                   -------------    -------------   ---------------   -----------
        Net cash used in financing activities                                (23)             (22)             (39)           (61)
                                                                   -------------    -------------   ---------------   -----------

NET INCREASE (DECREASE) IN CASH                                              254             (514)           1,472            201
CASH AT BEGINNING OF PERIOD                                                1,454            1,968              496            295
                                                                   -------------    -------------   ---------------   -----------
CASH AT END OF PERIOD                                              $       1,708    $       1,454    $       1,968    $       496
                                                                   =============    =============   ===============   ===========

                       See notes to financial statements.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Intramerica Life Insurance Company (the "Company"). On July 1, 1999, Allstate Life Insurance Company ("ALIC") purchased 98% of the common stock of the Company. ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). Prior to July 1, 1999, 98% of the Company was owned by LUK-CPH, Inc. ("LUK-CPH") and 2% was owned by Charter National Life Insurance Company ("Charter"), wholly owned subsidiaries of Leucadia National Corporation ("Leucadia"). On July 1, 1999, Charter was acquired by ALIC. On September 1, 1999, Charter dividended its 2% ownership of the Company to ALIC, making the Company a wholly owned subsidiary. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

     To conform with the 2000 presentation, certain amounts in the prior year's financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company no longer is issuing variable annuity products through direct marketing channels in the state of New York but is accepting additional deposits on existing contracts. The financial statements also include the impacts of life and investment products, primarily whole life and fixed annuities, which the Company no longer actively sells and reinsures with a third party.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for the Company's products is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

2.   ACQUISITION

     On July 1, 1999, ALIC acquired 294,000 shares of common stock, representing 98% of the issued and outstanding shares of the Company for $18,902 (the "Acquisition") from Leucadia. The Acquisition was accounted for using the purchase method of accounting. Since a majority of the Company was acquired by a new controlling shareholder, management was required to "push down" the new basis of accounting in the accompanying financial statements.

     The 1999 financial statements reflect the allocation of the purchase price based on the estimated fair value of the assets and liabilities at the acquisition date. The excess of the purchase price over the fair value of the net assets, $591, was recorded as goodwill and is being amortized on a straight-line basis over twenty years.

     Effective January 1, 1998 and prior to the Acquisition by ALIC, the Company entered into a reinsurance agreement with Allstate Life Insurance Company of New York ("ALNY"), a wholly owned subsidiary of ALIC, to cede 25% of its variable annuity business on a modified coinsurance basis. The Company received a premium of $525. A gain of $474, net of related assets, was deferred and intended to be amortized into income based on actuarial estimates of the premium revenue of the underlying insurance contracts or recognized earlier if converted to assumption reinsurance. At the date of acquisition the reinsurance agreement was terminated. The Company recognized the present value of future profits associated with the Acquisition, and has included this amount in other assets. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following accounting policies have been applied in both the pre-acquisition and post-acquisition periods. The basis of both the assets and liabilities are different in the post-acquisition financial statements due to ALIC applying the purchase method of accounting whereby all assets and liabilities are valued at the estimated fair market value at June 30, 1999.

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed securities. At December 31, 2000, all fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, was reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such write-downs are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLES

     The Company has reinsurance agreements whereby premiums, policy benefits and credited interest are ceded (See Note 8). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserves for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charges revenue for these contracts consists of charges assessed against the Separate Accounts fund balance for contract maintenance, administration, mortality, expense and surrenders.

     Traditional life premiums and fixed annuity contract charges are 100% reinsured with Conseco, Inc. ("Conseco") (see Note 8).

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are deferred gains on reinsurance.Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS

     The Company issues variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits which relates to traditional life insurance is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions are applied using the net level premium method and include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of contracts that include an investment component, including certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds is outlined in Note 7. The Company no longer is issuing variable annuity products through marketing channels but is accepting additional premium on existing policies.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

4.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     ALIC and certain of its subsidiaries began providing certain services to the Company in November 1998. Subsequent to the Acquisition, the Company expanded its use of services provided by ALIC and began to utilize business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the costs of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $63 for the period ended December 31, 2000 and $94 for the period July 1, 1999 through December 31, 1999. Effective July 1, 1999 the Company entered into an expense agreement with Allstate Life Insurance Company of New York for clerical services and use of office space. The Company incurred expenses of $61 for the period December 31, 2000 and $19 for the period July 1, 1999 through December 31, 1999.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

     Prior to the Acquisition, the Company utilized various services provided by Leucadia and affiliates including administrative, legal, accounting and investment advisory services. The Company incurred expenses of $104 and $547 for the period January 1, 1999 through June 30, 1999, and for the year ended December 31, 1998, respectively, for these services. On the Acquisition date, all service agreements with Leucadia and affiliates were terminated.

     Prior to March 31, 2000, the Company had agreements with CNL, Inc., ("CNL"), a broker-dealer, for the underwriting and distribution of its variable annuity products. On September 2, 1998, Leucadia sold CNL to ALIC. On March 31, 2000, the agreement between the Company and CNL was canceled. Commissions and expenses incurred were approximately $2, $5 and $21 for the year ended December 31, 2000 and for the period of July 1, 1999 through December 31, 1999 and for the period January 1, 1998 and September 2, 1998, respectively.

     Beginning April 1, 2000, ALFS Inc., assumed responsibility for the underwriting and distribution of the Company's variable annuity products. No commissions and expenses were incurred for the period April 1, 2000 through December 31, 2000.

     Effective July 1, 1999, the Company entered into an agreement whereby ALIC guarantees the statutory capital and surplus of the Company will remain at or above $3,000. There were no capital contributions made for the year ended December 31, 2000. The guarantee remains in effect until the Company records statutory net income for three consecutive years or a period of five years following the effective date.

5.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                               AMORTIZED              GROSS UNREALIZED                  FAIR
AT DECEMBER 31, 2000                             COST             GAINS             LOSSES             VALUE
                                                 ----             ------            ------             -----
U.S. government and agencies               $         8,629   $           349   $           (44)  $         8,934
Municipals                                             406                22                --               428
Corporate                                            3,492                71                --             3,563
Mortgage-backed securities                           3,171                38               (25)            3,184
                                           ---------------   ---------------   ---------------   ---------------
     Total fixed income securities         $        15,698   $           480   $           (69)  $        16,109
                                           ===============   ===============   ===============   ===============
AT DECEMBER 31, 1999

U.S. government and agencies               $        10,215   $             6   $           (52)  $        10,169
Corporate                                            4,671                --              (141)            4,530
Mortgage-backed securities                           3,949                16               (93)            3,872
                                           ---------------   ---------------   ---------------   ---------------
     Total fixed income securities         $        18,835   $            22   $          (286)  $        18,571
                                           ===============   ===============   ===============   ===============

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

SCHEDULED MATURITIES
     The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                                  AMORTIZED             FAIR
                                                    COST               VALUE
                                                    ----               -----
Due in one year or less                           $   1,309          $   1,299
Due after one year through five years                 8,594              8,635
Due after five years through ten years                2,224              2,287
Due after ten years                                     400                704
                                                  ---------          ---------
                                                     12,527             12,925
Mortgage-backed securities                            3,171              3,184
                                                  ---------          ---------
   Total                                          $  15,698          $  16,109
                                                  =========          =========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

                                                                         PERIOD FROM          PERIOD FROM
                                                   YEAR ENDED           JULY 1, 1999        JANUARY 1, 1999        YEAR ENDED
                                                   DECEMBER 31,            THROUGH              THROUGH            DECEMBER 31,
                                                      2000            DECEMBER 31, 1999      JUNE 30, 1999            1998
                                                      ----            -----------------      -------------            ----
Fixed income securities                         $            1,042   $              469   $              382   $              879
Short-term                                                      59                   18                   58                   80
Other                                                           --                   --                   --                  145
                                                ------------------   ------------------   ------------------   ------------------
   Investment income, before expenses                        1,101                  487                  440                1,104
   Investment expense                                           19                   --                   --                   48
                                                ------------------   ------------------   ------------------   ------------------
   Net investment income                        $            1,082   $              487   $              440   $            1,056
                                                ==================   ==================   ==================   ==================


                                       11

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
                                                                         PERIOD FROM          PERIOD FROM
                                                   YEAR ENDED           JULY 1, 1999        JANUARY 1, 1999        YEAR ENDED
                                                   DECEMBER 31,            THROUGH              THROUGH            DECEMBER 31,
                                                      2000            DECEMBER 31, 1999      JUNE 30, 1999            1998
                                                      ----            -----------------      -------------            ----
Fixed income securities                         $             (117)  $              (17)  $               (6)  $                3
Short-term                                                       2                   --                   --                   --
Income taxes                                                    40                    6                    2                   (1)
                                                ------------------   ------------------   ------------------   ------------------
Realized capital gains and losses, after tax    $              (75)  $              (11)  $               (4)  $                2
                                                ==================   ==================   ==================   ==================

     Excluding calls and prepayments, there were no gross gains realized on the sales of fixed income securities in 2000 and 1999. There were gross gains of $2 on short-term for 2000. Gross gains on sales of fixed income securities for 1998 were $24. Gross losses, excluding calls and prepayments, of $117, $17, $6 and $21 were realized on sales of fixed income securities for the period December 31, 2000 and during the period of July 1, 1999 through December 31, 1999, the period of January 1, 1999 through June 30, 1999, and the year ending December 31, 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                AMORTIZED          FAIR          GROSS UNREALIZED        UNREALIZED
                                                  COST            VALUE        GAINS       LOSSES        NET GAINS
                                                  ----            -----        -----       ------        ---------
 Fixed income securities                        $ 15,698        $ 16,109       $ 480       $ (69)          $ 411
                                                --------        --------       -----       -----
 Deferred income taxes                                                                                      (144)
                                                                                                           -----
 Unrealized net capital gains                                                                              $ 267
                                                                                                           =====

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

CHANGE IN UNREALIZED NET CAPITAL GAINS

                                                                  PERIOD FROM      PERIOD FROM
                                                                  JULY 1, 1999    JANUARY 1,1999
                                                 YEAR ENDED         THROUGH          THROUGH          YEAR ENDED
                                                DECEMBER 31,      DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                                    2000              1999              1999             1998
                                                    ----              ----              ----             ----
Fixed income securities                            $  675          $   (264)        $    (448)          $ 193
Deferred income taxes                                (236)               92               157             (67)
                                                   ------          --------         ---------           -----
Increase (decrease) in unrealized net
    capital gains                                  $  439          $   (172)        $    (291)          $ 126
                                                   ======          ========         =========           =====

SECURITIES ON DEPOSIT

     At December 31, 2000, fixed income securities with a carrying value of $2,480 were on deposit with regulatory authorities as required by law.

6.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverables and deferred income taxes) and liabilities (including traditional life insurance reserves) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                              2000                                     1999
                                ----------------------------------     ----------------------------------
                                  CARRYING               FAIR             CARRYING               FAIR
                                   VALUE                 VALUE             VALUE                 VALUE
                                   -----                 -----              ----                 -----
Fixed income securities           $ 16,109              $ 16,109          $ 18,571             $ 18,571
Short-term                           1,226                 1,226               320                  320
Separate Accounts                   60,692                60,692            69,733               69,733

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                              2000                                     1999
                               ----------------------------------     ----------------------------------
                                  CARRYING             FAIR                CARRYING            FAIR
                                   VALUE               VALUE                VALUE              VALUE
                                   -----               -----                -----              -----
Contractholder funds on
  investment contracts           $  1,782            $  1,782             $  2,093           $  2,093
Separate Accounts                  60,692              60,692               69,733             69,733

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried in the statement of financial position at the fair value of the underlying assets.

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                    2000              1999
                                                                    ----              ----
     Traditional life                                             $30,780           $ 32,528
     Other                                                             67                 74
                                                                  -------           --------
          Total Reserve for life-contingent contract benefits     $30,847           $ 32,602
                                                                  =======           ========

     The assumptions for mortality generally utilized in calculating reserves include actual company experience for traditional life. Interest rate assumptions used for traditional life are 4.0%. Other estimation methods used include the net level premium method using the Company's withdrawal experience rates for traditional life.

     At December 31, Contractholder funds consists of the following:

                                                                    2000              1999
                                                                    ----              ----
     Fixed annuities:
          Immediate annuities                                     $   222            $   272
          Deferred annuities                                        1,560              1,821
                                                                  -------            -------
          Total Contractholder funds                              $ 1,782            $ 2,093
                                                                  =======            =======

     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.3% to 6.3% for immediate annuities and 4.0% to 4.5% for deferred annuities. Withdrawal and surrender charge protection for deferred annuities include either a declining or a level percentage charge generally over nine years or less.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

8.   REINSURANCE

     Effective January 1, 1997, the Company entered into reinsurance agreements with Conseco, which resulted in the Company ceding all of its life insurance and fixed annuity business to Conseco. The Company continues to have primary liability as a direct insurer for risks reinsured. The information presented here should be read in connection with Note 2 and the reinsurance portion of
Note 3.

     The effects of reinsurance on premiums and contract charges are as follows:

                                                                PERIOD FROM         PERIOD FROM
                                                                JULY 1, 1999      JANUARY 1, 1999
                                              YEAR ENDED          THROUGH             THROUGH           YEAR ENDED
                                             DECEMBER 31,       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                 2000               1999                1999               1998
                                                 ----               ----                ----               ----
Direct                                        $  4,449           $  2,159            $  2,787           $ 14,226
Ceded                                           (3,975)            (1,936)             (2,613)           (13,952)
                                              --------           --------            --------           --------
    Premiums and contract charges,
          net of reinsurance                  $    474           $    223            $    174           $    274
                                              ========           ========            ========           ========

     The effects of reinsurance on contract benefits are as follows:

                                                                PERIOD FROM         PERIOD FROM
                                                                JULY 1, 1999      JANUARY 1, 1999
                                              YEAR ENDED          THROUGH             THROUGH           YEAR ENDED
                                             DECEMBER 31,       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                 2000               1999                1999               1998
                                                 ----               ----                ----               ----
Direct                                        $  4,010           $  1,573            $(15,694)          $ 10,986
Ceded                                           (3,976)            (1,712)             15,726            (10,978)
                                              --------           --------            --------           --------
    Contract benefits, net of reinsurance     $     34           $   (139)           $     32           $      8
                                              ========           ========            ========           ========

     During the first half of 1999, approximately 45% of the traditional life insurance contracts reinsured with Conseco, which represented $90,000 of insurance in force, were converted to assumption reinsurance. As a result of this transaction, policyholders became direct insureds of Conseco and the Company was relieved of its direct insurance obligation. Approximately $18,500 of reserves for life-contingent contract benefits and reinsurance recoverables were transferred to Conseco in the first half of 1999. In the second half of 1999 there were no reserves transferred to Conseco. The Company recognized into income $8,351 of the reinsurance gain previously deferred, related to the converted policies for the first half of 1999. The Company recognized into income $706 and $387 of the deferred reinsurance gain for December 31, 2000 and the period July 1, 1999 through December 31, 1999, respectively.

9.    COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

      In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity of financial position of the Company.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

10.  INCOME TAXES

     Prior to 1997, the Company filed a separate tax return. From 1997 to the date of the Acquisition, the Company filed a consolidated tax return with Leucadia. The Company paid to or received from Leucadia the amount, if any, by which the consolidated income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return.

     Subsequent to the Acquisition, the Company will file a separate tax return until it can be consolidated with the Corporation.

     The Internal Revenue Service ("IRS") has completed its review of Leucadia's federal income tax returns through the 1995 tax year. Any adjustments that may result from the IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                          2000          1999
                                                          ----          ----
DEFERRED ASSETS
Deferred reinsurance gain                               $  1,903      $  2,150
Unrealized net capital losses                                 --            92
Difference in tax basis of investments                         6            --
Other assets                                                 393            19
                                                        --------      --------
      Total deferred assets                                2,302         2,261

DEFERRED LIABILITIES
Unrealized net capital gains                               (144)            --
Reserve for policy benefits                                 (68)            --
Other liabilities                                          (239)            --
Difference in tax basis of investments                       --             (3)
                                                        --------      --------
   Total deferred liabilities                              (451)            (3)
                                                        --------      --------
   Net deferred asset                                   $  1,851      $  2,258
                                                        ========      ========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

     The components of income tax expense (benefit) are as follows:

                                                                PERIOD FROM         PERIOD FROM
                                                                JULY 1, 1999      JANUARY 1, 1999
                                              YEAR ENDED          THROUGH             THROUGH           YEAR ENDED
                                             DECEMBER 31,       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                 2000               1999                1999               1998
                                                 ----               ----                ----               ----
Current                                       $    348           $    320            $    (40)          $ (2,285)
Deferred                                           171                119               3,065                828
                                              --------           --------            --------           --------
   Total income tax
       expense (benefit)                      $    519           $    439            $  3,025           $ (1,457)
                                              ========           ========            ========           ========

     The Company paid income taxes of $309 and $414 for the period December 31, 2000 and July 1, 1999 through December 31, 1999, respectively and received an income tax refund of $494 for the period January 1, 1999 through June 30, 1999. The Company also received an income tax refund of $315 in 1998.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

                                                                PERIOD FROM         PERIOD FROM
                                                                JULY 1, 1999      JANUARY 1, 1999
                                              YEAR ENDED          THROUGH             THROUGH           YEAR ENDED
                                             DECEMBER 31,       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                 2000               1999                1999               1998
                                                 ----               ----                ----               ----
Statutory federal income tax rate                 35.0%              35.0%               35.0%              35.0%
Benefits applicable to prior year                   --                 --                  --              (91.1)
State income tax expense                           3.0                5.1                  --                 --
Other                                             (0.8)               3.7                  --                (.7)
                                              --------           --------            --------           --------
Effective income tax rate                         37.2%              43.8%               35.0%             (56.8)%
                                              ========           ========            ========           ========

11.   STATUTORY FINANCIAL INFORMATION

     The Company's statutory capital and surplus was $17,655 and $16,927 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $809, $274, $357 and $3,289 for the year ended December 31, 2000 and for the period July 1, 1999 through December 31, 1999, for the period January 1, 1999 through June 30, 1999, and for the year ended December 31, 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

     The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company implemented in January 2001. The Company's state of domicile, New York, continues to review codification and existing statutory accounting requirements for desired revisions to existing state laws and regulations. The requirements will not have a material impact on the statutory surplus of the Company. The NAIC has established a formal maintenance process to develop and propose new guidance, as well as ongoing clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

DIVIDENDS

      The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the New York State Insurance Department is $809.

     The Company did not pay any dividends for the year ended December 31, 2000.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

12.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis are as follows:

                                                                                          PERIOD FROM
                                                   YEAR ENDED                            JULY 1, 1999
                                                  DECEMBER 31,                              THROUGH
                                                      2000                             DECEMBER 31, 1999
                                      --------------------------------------  --------------------------------------
                                                                     After-                                  After-
                                        Pretax          Tax           Tax         Pretax        Tax           Tax
                                        ------          ---           ---         ------        ---           ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
Unrealized holding gains (losses)
   arising during the period            $   560       $  (196)      $   364     $  (281)      $    98       $  (183)
Less:  reclassification
   adjustments                             (115)           40           (75)        (17)            6           (11)
                                        -------       -------       -------     -------       -------       -------
Unrealized net capital
   gains (losses)                           675          (236)          439        (264)           92          (172)
                                        -------       -------       -------     -------       -------       -------
Other comprehensive
   income (losses)                      $   675       $  (236)      $   439     $  (264)      $    92       $  (172)
                                        =======       =======       =======     =======       =======       =======

                                                   PERIOD FROM
                                                 JANUARY 1, 1999                          YEAR ENDED
                                                     THROUGH                             DECEMBER 31,
                                                  JUNE 30, 1999                              1998
                                      --------------------------------------  --------------------------------------
                                                                     After-                                  After-
                                        Pretax          Tax           Tax         Pretax        Tax           Tax
                                        ------          ---           ---         ------        ---           ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
Unrealized holding (losses) gains
   arising during the period            $  (454)      $   159       $  (295)    $   211       $   (73)      $   138
Less:  reclassification
   adjustments                               (6)            2            (4)         18            (6)           12
                                        -------       -------       -------     -------       -------       -------
Unrealized net capital
   (losses) gains                          (448)          157          (291)        193           (67)          126
                                        -------       -------       -------     -------       -------       -------
Other comprehensive
   (losses) income                      $  (448)      $   157       $  (291)    $   193       $   (67)      $   126
                                        =======       =======       =======     =======       =======       =======

                       INTRAMERICA LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                          GROSS                          NET
YEAR ENDED DECEMBER 31, 2000             AMOUNT          CEDED         AMOUNT
----------------------------          ------------   ------------   ------------
Life insurance in force               $     67,137   $     67,137   $         --
                                      ------------   ------------   ------------
Premiums and contract charges:
     Life and annuities               $      4,432   $      3,958   $        474
     Accident and health                        17             17             --
                                      ------------   ------------   ------------
                                      $      4,449   $      3,975   $        474
                                      ============   ============   ============

PERIOD FROM JULY 1, 1999 THROUGH          GROSS                          NET
DECEMBER 31, 1999                        AMOUNT          CEDED         AMOUNT
-----------------                     ------------   ------------   ------------
Life insurance in force               $     76,618   $     76,618   $         --
                                      ------------   ------------   ------------
Premiums and contract charges:
     Life and annuities               $      2,150   $      1,927   $        223
     Accident and health                         9              9             --
                                      ------------   ------------   ------------
                                      $      2,159   $      1,936   $        223
                                      ============   ============   ============

PERIOD FROM JANUARY 1, 1999 THROUGH       GROSS                          NET
JUNE 30, 1999                            AMOUNT          CEDED         AMOUNT
-------------                         ------------   ------------   ------------
Life insurance in force               $     80,132   $     80,132   $         --
                                      ------------   ------------   ------------
Premiums and contract charges:
     Life and annuities               $      2,777   $      2,603   $        174
     Accident and health                        10             10             --
                                      ------------   ------------   ------------
                                      $      2,787   $      2,613   $        174
                                      ============   ============   ============

                                          GROSS                          NET
YEAR ENDED DECEMBER 31, 1998             AMOUNT          CEDED         AMOUNT
----------------------------          ------------   ------------   ------------
Life insurance in force               $    179,489   $    179,489   $         --
                                      ------------   ------------   ------------
Premiums and contract charges:
     Life and annuities               $     14,204   $     13,930   $        274
     Accident and health                        22             22             --
                                      ------------   ------------   ------------
                                      $     14,226   $     13,952   $        274
                                      ============   ============   ============

                                   ---------------------------------------------
                                   INTRAMERICA VARIABLE
                                   ANNUITY ACCOUNT

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2000
                                   AND DECEMBER 31, 1999, AND INDEPENDENT
                                   AUDITORS' REPORTS

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Intramerica Life Insurance Company:

We have audited the accompanying statement of net assets of Intramerica Variable Annuity Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in
Note 1), the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Intramerica Variable Annuity Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the periods then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------


  ASSETS
  Allocation to Sub-Accounts investing in the Scudder Variable Life Investment Fund:
     Balanced,  514,956 shares (cost $6,727,245)                                             $     6,895,251
     Bond,  244,422 shares (cost $1,613,573)                                                       1,659,625
     Capital Growth,  788,208 shares (cost $20,185,000)                                           18,183,925
     Global Discovery,  390,111 shares (cost $4,849,124)                                           4,583,798
     Growth and Income,  778,935 shares (cost $8,274,328)                                          8,085,333
     International,  742,135 shares (cost $10,368,624)                                            10,582,823
     Large Company Growth,  85,828 shares (cost $607,664)                                            568,184
     Money Market,  9,358,892 shares (cost $9,358,892)                                             9,358,892
     21st Century Growth,  95,591 shares (cost $873,828)                                             774,284
                                                                                             ---------------

            Net Assets                                                                       $    60,692,115
                                                                                             ===============




     See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------


                                                                    Scudder Variable Life Investment Fund Sub-Accounts
                                                      ----------------------------------------------------------------------------


                                                                                         Capital         Global          Growth
                                                         Balanced         Bond           Growth        Discovery       and Income
                                                      ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $  1,127,551    $     73,274    $  2,669,399    $    318,471    $    266,992
Charges from Intramerica Life Insurance Company:
    Mortality and expense risk                             (29,097)         (5,894)        (89,328)        (21,002)        (32,796)
    Contract administration                                (21,812)         (4,419)        (66,963)        (15,743)        (24,584)
                                                      ------------    ------------    ------------    ------------    ------------

       Net investment income (loss)                      1,076,642          62,961       2,513,108         281,726         209,612
                                                      ------------    ------------    ------------    ------------    ------------


REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                  2,397,018       2,774,768      60,373,179       9,433,232      16,779,524
    Cost of investments sold                             2,217,353       2,802,412      59,634,964       8,995,506      16,856,976
                                                      ------------    ------------    ------------    ------------    ------------

       Net realized gains (losses)                         179,665         (27,644)        738,215         437,726         (77,452)
                                                      ------------    ------------    ------------    ------------    ------------

Change in unrealized gains (losses)                     (1,456,545)        100,181      (5,928,144)     (1,322,100)       (390,679)
                                                      ------------    ------------    ------------    ------------    ------------

       Net gains (losses) on investments                (1,276,880)         72,537      (5,189,929)       (884,374)       (468,131)
                                                      ------------    ------------    ------------    ------------    ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $   (200,238)   $    135,498    $ (2,676,821)   $   (602,648)   $   (258,519)
                                                      ============    ============    ============    ============    ============




See notes to financial statements

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------


                                                               Scudder Variable Life Investment Fund Sub-Accounts
                                                      ----------------------------------------------------------------

                                                                       Large Company       Money         21st Century
                                                      International      Growth (a)        Market          Growth (a)
                                                      -------------    -------------    -------------    -------------


NET INVESTMENT INCOME (LOSS)
Dividends                                             $   1,859,390    $         --     $     449,009    $          --
Charges from Intramerica Life Insurance Company:
    Mortality and expense risk                              (56,440)            (803)         (29,466)            (602)
    Contract administration                                 (50,854)            (602)         (22,089)            (451)
                                                      -------------    -------------    -------------    -------------

       Net investment income (loss)                       1,752,096           (1,405)         397,454           (1,053)
                                                      -------------    -------------    -------------    -------------


REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                 274,072,507          384,951      218,545,819           85,552
    Cost of investments sold                            275,438,218          413,209      218,545,819           99,171
                                                      -------------    -------------    -------------    -------------

       Net realized gains (losses)                       (1,365,711)         (28,258)             --           (13,619)
                                                      -------------    -------------    -------------    -------------

Change in unrealized gains (losses)                      (1,730,381)         (39,480)             --           (99,544)
                                                      -------------    -------------    -------------    -------------

       Net gains (losses) on investments                 (3,096,092)         (67,738)             --          (113,163)
                                                      -------------    -------------    -------------    -------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                             $  (1,343,996)   $     (69,143)   $     397,454    $    (114,216)
                                                      =============    =============    =============    =============




(a) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------



                                                                Scudder Variable Life Investment Fund Sub-Accounts
                                                      ------------------------------------------------------------------------



                                                                  Balanced                               Bond
                                                      ----------------------------------   -----------------------------------

                                                            2000              1999               2000              1999
                                                      ---------------    ---------------   ---------------   -----------------
     FROM OPERATIONS
     Net investment income (loss)                     $    1,076,642     $      591,142    $       62,961    $         69,482
     Net realized gains (losses)                             179,665            311,356           (27,644)            (23,794)
     Change in unrealized gains (losses)                  (1,456,545)            70,849           100,181             (66,478)
                                                      --------------     --------------    --------------    ----------------


     Change in net assets resulting from operations         (200,238)           973,347           135,498             (20,790)
                                                      --------------     --------------    --------------    ----------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                                117,361            272,249            16,331              24,466
     Benefit payments                                         18,063            (70,708)          (21,423)            (11,062)
     Payments on termination                                (414,077)          (212,222)          (95,257)           (157,162)
     Transfers among the sub-accounts
         and with the Fixed Account - net                   (308,357)           (27,003)          162,872            (159,467)
                                                      --------------     --------------    --------------    ----------------

     Change in net assets resulting
         from capital transactions                          (587,010)           (37,684)           62,523            (303,225)
                                                      --------------     --------------    --------------    ----------------

     INCREASE (DECREASE) IN NET ASSETS                      (787,248)           935,663           198,021            (324,015)

     NET ASSETS AT BEGINNING OF PERIOD                     7,682,499          6,746,836         1,461,604           1,785,619
                                                      --------------     --------------   ---------------    ----------------

     NET ASSETS AT END OF PERIOD                      $    6,895,251     $    7,682,499   $     1,659,625    $      1,461,604
                                                      ==============     ==============   ===============    ================



STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------



                                                            Scudder Variable Life
                                                         Investment Fund Sub-Accounts
                                                      ----------------------------------



                                                               Capital Growth
                                                       ---------------------------------

                                                           2000               1999
                                                       ---------------   ---------------
     FROM OPERATIONS
     Net investment income (loss)                      $    2,513,108    $    1,567,899
     Net realized gains (losses)                              738,215         3,701,741
     Change in unrealized gains (losses)                   (5,928,144)          775,883
                                                       --------------    --------------


     Change in net assets resulting from operations        (2,676,821)        6,045,523
                                                       --------------    --------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                                 383,485           455,841
     Benefit payments                                        (578,487)          (62,269)
     Payments on termination                               (1,247,027)       (1,006,336)
     Transfers among the sub-accounts
         and with the Fixed Account - net                    (439,582)        1,989,729
                                                       --------------    --------------

     Change in net assets resulting
         from capital transactions                         (1,881,611)        1,376,965
                                                       --------------    --------------

     INCREASE (DECREASE) IN NET ASSETS                     (4,558,432)        7,422,488

     NET ASSETS AT BEGINNING OF PERIOD                     22,742,357        15,319,869
                                                       --------------    --------------

     NET ASSETS AT END OF PERIOD                       $   18,183,925    $   22,742,357
                                                       ==============    ==============








     See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------



                                                                  Scudder Variable Life Investment Fund Sub-Accounts
                                                        -----------------------------------------------------------------------



                                                                 Global Discovery                  Growth and Income
                                                        -----------------------------------  ----------------------------------

                                                               2000              1999             2000              1999
                                                        -----------------  ----------------  ----------------  ----------------

     FROM OPERATIONS
     Net investment income (loss)                       $        281,726   $         9,224   $       209,612   $       743,579
     Net realized gains (losses)                                 437,726           647,580           (77,452)          761,852
     Change in unrealized gains (losses)                      (1,322,100)          814,670          (390,679)         (841,495)
                                                        ----------------   ---------------   ---------------   ---------------


     Change in net assets resulting from operations             (602,648)        1,471,474          (258,519)          663,936
                                                        ----------------   ---------------   ---------------   ---------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                                    111,681           130,587           132,473           405,000
     Benefit payments                                            (19,818)           (2,031)          (67,031)          (11,656)
     Payments on termination                                    (436,981)         (128,808)         (451,231)       (1,456,121)
     Transfers among the sub-accounts
         and with the Fixed Account - net                      1,644,248           362,056          (908,588)       (2,567,102)
                                                        ----------------  ----------------   ---------------   ---------------

     Change in net assets resulting
         from capital transactions                             1,299,130           361,804        (1,294,377)       (3,629,879)
                                                        ----------------  ----------------   ---------------   ---------------

     INCREASE (DECREASE) IN NET ASSETS                           696,482         1,833,278        (1,552,896)       (2,965,943)

     NET ASSETS AT BEGINNING OF PERIOD                         3,887,316         2,054,038         9,638,229        12,604,172
                                                        ----------------   ---------------   ---------------   ---------------

     NET ASSETS AT END OF PERIOD                        $      4,583,798   $     3,887,316   $     8,085,333   $     9,638,229
                                                        ================   ===============   ===============   ===============



INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------



                                                                 Scudder Variable Life
                                                              Investment Fund Sub-Accounts
                                                        -----------------------------------



                                                                 International
                                                        -----------------------------------

                                                              2000              1999
                                                        -----------------  ----------------

     FROM OPERATIONS
     Net investment income (loss)                       $      1,752,096   $     1,111,340
     Net realized gains (losses)                              (1,365,711)        4,287,358
     Change in unrealized gains (losses)                      (1,730,381)        1,247,096
                                                        ----------------   ---------------


     Change in net assets resulting from operations           (1,343,996)        6,645,794
                                                        ----------------   ---------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                                    181,606           220,840
     Benefit payments                                           (122,851)          (40,749)
     Payments on termination                                  (1,003,292)         (362,224)
     Transfers among the sub-accounts
         and with the Fixed Account - net                     (4,319,742)          525,053
                                                        ----------------   ---------------

     Change in net assets resulting
         from capital transactions                            (5,264,279)          342,920
                                                        ----------------   ---------------

     INCREASE (DECREASE) IN NET ASSETS                        (6,608,275)        6,988,714

     NET ASSETS AT BEGINNING OF PERIOD                        17,191,098        10,202,384
                                                        ----------------   ---------------

     NET ASSETS AT END OF PERIOD                        $     10,582,823   $    17,191,098
                                                        ================   ===============




     See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                             Scudder Variable Life Investment Fund Sub-Accounts
                                                      ------------------------------------------------------------------------------


                                                       Large Company                                               21st Century
                                                          Growth (a)         Money Market                           Growth (a)
                                                      ----------------    ----------------------------------   --------------------

                                                         2000                2000              1999                   2000
                                                      ----------------    ----------------  ----------------   --------------------

     FROM OPERATIONS
     Net investment income (loss)                     $        (1,405)    $       397,454   $       290,927    $            (1,053)
     Net realized gains (losses)                              (28,258)                  -                 -                (13,619)
     Change in unrealized gains (losses)                      (39,480)                  -                 -                (99,544)
                                                      ---------------     ---------------   ---------------    -------------------


     Change in net assets resulting from operations           (69,143)            397,454           290,927               (114,216)
                                                      ---------------     ---------------   ---------------    -------------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                                  17,851             262,408           845,413                 30,582
     Benefit payments                                               -             107,083          (118,276)                     -
     Payments on termination                                        -          (1,291,240)         (603,832)                     -
     Transfers among the sub-accounts
         and with the Fixed Account - net                     619,476           2,753,585          (108,739)               857,918
                                                      ---------------     ---------------   ---------------    -------------------

     Change in net assets resulting
         from capital transactions                            637,327           1,831,836            14,566                888,500
                                                      ---------------     ---------------   ---------------    -------------------

     INCREASE (DECREASE) IN NET ASSETS                        568,184           2,229,290           305,493                774,284

     NET ASSETS AT BEGINNING OF PERIOD                              -           7,129,602         6,824,109                      -
                                                      ---------------     ---------------   ---------------    -------------------

     NET ASSETS AT END OF PERIOD                      $       568,184     $     9,358,892   $     7,129,602    $           774,284
                                                      ===============     ===============   ===============    ===================



     (a) For the Period Beginning May 1, 2000 and Ended December 31, 2000



     See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------------


1.    ORGANIZATION

      Intramerica Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Intramerica Life Insurance Company ("Intramerica"). The assets of the Account are legally segregated from those of Intramerica. Intramerica is a wholly owned subsidiary of Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Intramerica issues the Scudder Horizon variable annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Intramerica contractually guarantees either a minimum return or account upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Scudder Variable Life Investment Fund (collectively the "Funds"):

              Balanced                            International
              Bond                                Large Company Growth
              Capital Growth                      Money Market
              Global Discovery                    21st Century Growth
              Growth and Income

     Intramerica provides insurance and administrative services to the contractholders for a fee. Intramerica also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Intramerica has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Intramerica. Intramerica is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

--------------------------------------------------------------------------------


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Intramerica assumes mortality and expense risks related to the operations of the Account and currently deducts charges daily at a rate equal to .40% per annum of the daily net assets of the Account, but reserves the right to increase the charges to .70%. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

      CONTRACT ADMINISTRATION CHARGE - Intramerica deducts administrative expense charges daily at a rate equal to .30% per annum of the daily net assets of the Account.

      RECORDS MAINTENANCE CHARGE - Currently, Intramerica does not deduct an annual maintenance charge and bears all maintenance costs. The contract allows Intramerica to deduct a maximum of $40 at the end of each contract year.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED

     (Units in whole amounts)
                                                                             Scudder Horizon Plan
                                            ----------------------------------------------------------------------------------------



                                                                           Unit activity during 2000:
                                                                ------------------------------------------------
                                                                                                                     Accumulated
                                            Units Outstanding      Units          Units       Units Outstanding       Unit Value
                                            December 31, 1999     Issued        Redeemed      December 31, 2000    December 31, 2000
                                            -----------------   -----------   -------------  -------------------  ------------------

Investments in the Scudder Variable Life
     Investment Fund Sub-Accounts:
          Balanced                                156,989           49,980         (62,148)         144,821           $   47.61
          Bond                                     56,407          147,485        (145,552)          58,340               28.45
          Capital Growth                          303,189          973,252      (1,005,493)         270,948               67.11
          Global Discovery                        139,328          432,514        (397,162)         174,680               26.24
          Growth and Income                       321,212          673,801        (717,838)         277,175               29.17
          International                           283,757        5,579,781      (5,638,868)         224,670               47.10
          Large Company Growth                          -          101,471         (50,144)          51,327               11.07
          Money Market                            346,600       12,534,282     (12,449,590)         431,292               21.70
          21st Century Growth                           -           85,281         (28,004)          57,277               13.52

                         PART C. OTHER INFORMATION ITEM

24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1) (a) Resolutions of the Board of Directors of First Charter Life Insurance Company authorizing establishment of the Variable Account. 1/

(b) Resolutions of the Board of Directors of Intramerica regarding the acquisition of the Variable Account. 1/

(2) Not Applicable.

(3) (a) Principal Underwriting Agreement, dated September 1, 1989, amended January 25, 1991, by and between First Charter Life Insurance Company on its own behalf and on behalf of First Charter Variable Annuity Account, and CNL, Inc. 1/

(b)  Amendment, dated October 26, 1992, to the Principal Underwriting Agreement.
     1/

(c)  Form  of  Marketing  and  Solicitation   Agreement   between  Scudder  Fund
     Distributors, Inc., First Charter Life Insurance Company, CNL, Inc. and First Charter Variable Annuity Account. 1/

(d) Amendment, dated October 26, 1992, to the Marketing and Solicitation Agreement. 1/

(e) Form of Underwriting Agreement between Intramerica Life Insurance Company and Allstate Life Financial Services, Inc. 5/

(4)(a) Contract for the Flexible Premium Variable Deferred Annuity (S 1802). 1/

(5)(a) Application for the Flexible Premium Variable Deferred Annuity (A
1802).1/

     (b)  Financial Questionnaire (B 1802) 1/

(6)(a) Charter of Intramerica Life Insurance Company. 1/

     (b) By-Laws of Intramerica Life Insurance Company. 1/

(7) Not Applicable.

(8)(a) Participation Agreement dated May 11, 1994, by and between Scudder Variable Life Investment Fund and Intramerica Life Insurance Company. 1/

     (b) Reimbursement Agreement dated May 11, 1994, by and between Scudder, Stevens & Clark, Inc. and Intramerica Life Insurance Company. 1/

     (c) General Services and Expense Reimbursement Agreement dated September 1, 1989, between First Charter Life Insurance Company and Charter National Life Insurance Company. 1/

     (d) Purchase Agreement dated February 11, 1998 between Intramerica Life Insurance Company, Leucadia National Corporation and Allstate Life Insurance Company. 2/

     (e) Form of Coinsurance Agreement between Intramerica Life Insurance Company and Allstate Life Insurance Company of New York. 2/

     (f) Form of Administrative Services Agreement between Intramerica Life Insurance Company and Allstate Life Insurance Company of New York. 2/

     (g) Form of Administrative Services Agreement between Intramerica Life Insurance Company and Allstate Insurance Company. 5/

     (h)  Form  of  Investment   Advisory  Agreement  between  Intramerica  Life
          Insurance Company and Allstate Insurance Company. 5/

     (i)  Form  of  Expense  Allocation   Agreement  between   Intramerica  Life
          Insurance Company and Allstate Life Insurance Company of New York. 5/

     (j) Form of Participation Agreement among Scudder Variable Series II, Scudder Investments, Inc., Kemper Distributors, Inc., and Intramerica. 6/

(9)      (a)  Opinion and Consent of Counsel. 4/
         (b)  Opinion and Consent of Counsel. 5/

(10) (a) Consent of Deloitte & Touche LLP. 6/
     (b) Consent of Foley & Lardner. 6/
     (c) Consent of PricewaterhouseCoopers, LLP

(11) Not Applicable.

(12) Not Applicable.

(13)(a) Schedule for Computation of Performance Data. 3/

    (b) Schedule for Computation of Performance Data. 5/

(14) Not Applicable.

(15) (a) Powers of Attorney for Thomas J. Wilson, II, Samuel J. Pilch, Marcia D. Alazraki, Marla G. Friedman, Cleveland Johnson, Jr., Kenneth R. O'Brien, John R. Raben, Jr., Sally A. Slacke. 5/

     (b) Powers of Attorney for Margaret G. Dyer, Vincent A. Fusco, John C. Lounds, J. Kevin McCarthy, Steven C. Verney, Patricia W. Wilson. 6/

1/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 6 to this Form N-4 Registration Statement filed with the SEC via EDGARGLINK on February 26, 1997 (File No. 33-54116).

2/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 8 to this Form N-4 Registration Statement filed with the SEC via EDGARGLINK on April 23, 1998 (File No. 33-54116).

3/  Incorporated  herein  by  reference  to  a  similarly-numbered   exhibit  to
Post-Effective Amendment No. 15 to the Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 24, 1997 (File No. 33-22925).

4/ Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 30, 1999 (File No. 033-54116).

5/ Incorporated herein by reference to Registrant's Post-Effective Amedment No. 11 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on May 1, 2000 (File No. 033-54116).

6/ Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the directors and officers of Intramerica Life Insurance Company is 3100 Sanders Road, Northbrook, Illinois 60062.

DIRECTORS AND OFFICERS OF DEPOSITOR

NAME                                     POSITIONS AND OFFICES WITH DEPOSITOR


Thomas J. Wilson, II                     Director, President and Chief
                                             Executive
                                         Officer (Principal Executive Officer)
Michael J. Velotta                       Director and Vice President, Secretary
                                             and General Counsel
Marla G. Friedman                        Director and Vice President
Karen C. Gardner                         Vice President
Samuel H. Pilch                          Controller (Principle Accounting
                                             Officer)
Casey J. Sylla                           Chief Investment Officer
James P. Zils                            Treasurer
Marcia D. Alazraki*                      Director
John R. Hunter                           Vice President
Steven C. Verney                         Director and Vice President
                                             (Principle Financial Officer)
Margaret G. Dyer                         Director
Vincent A. Fusco                         Director
John C. Lounds                           Director
J. Kevin McCarthy                        Director
Patricia W. Wilson                       Director
Cleveland Johnson, Jr.*                  Director
Kenneth R. O'Brien*                      Director
John R. Raben, Jr.*                      Director
Sally A. Slacke*                         Director
Joanne M. Derrig                         Assistant Secretary and Assistant
                                             General Counsel
Susan L. Lees                            Assistant Secretary
Mary J. McGinn                           Assistant Secretary
Barry S. Paul                            Assistant Treasurer


* The principal business address of Ms. Alazraki, is 1675 Broadway, New York, New York 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165
E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840).

ITEM 27.  NUMBER OF PURCHASERS

As of January 31, 2001, there were 1,064 Owners of the Contract, of which 995 were Nonqualified and 22 were Qualified.


ITEM 28.  INDEMNIFICATION

The by-laws of both Intramerica Life Insurance Company (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

ALFS, Inc. is the principal underwriter for the Intramerica Variable Annuity Account, a separate account of Intramerica formed in connection with the distribution of variable annuity contracts by Intramerica.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

          Allstate Financial Advisors Separate Account I
          Allstate Life Insurance Separate Account A
          Allstate Life of New York Separate Account A
          Glenbrook Life and Annuity Company Separate Account A
          Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
          Glenbrook Life Discover Variable Account A
          Glenbrook Life Variable Life Separate Account A
          Glenbrook Life Multi-Manager Variable Account
          Glenbrook Life Scudder Variable Account A
          Glenbrook Life AIM Variable Separate Account A
          Lincoln Benefit Life Variable Annuity Account
          Lincoln Benefit Life Variable Account
          Charter National Variable Annuity Account
          Charter National Variable Account
          Intramerica Variable Annuity Account

(b) The directors and officers of the principal underwriter are:



Name and Principal Business                        Positions and Offices
Address* of Each Such Person                       with Underwriter
                                                   ----------------

John R. Hunter                              Director, President and Chief
                                             Executive Officer
Kevin R. Slawin                             Director
Michael J. Velotta                          Director and Secretary
Thomas J. Wilson, II                        Director
Janet M. Albers                             Vice President, Controller and
                                             Treasurer
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
James P. Zils                               Assistant Treasurer
Lisa A. Burnell                             Assistant Vice President and
                                             Compliance  Officer
Joanne M. Derrig                            Assistant Secretary and Assistant
                                             General Counsel
Carol S. Watson                             Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer


* The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois.

(c) Compensation of ALFS, Inc.

None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Intramerica Life Insurance Company, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Intramerica Life Insurance Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Intramerica Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Intramerica Life Insurance Company under the Contracts. Intramerica Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Intramerica Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Intramerica Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 18th day of April, 2001.

                      INTRAMERICA VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                     BY: INTRAMERICA LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                                            By: /s/ MICHAEL J. VELOTTA
                                                -----------------------
                                                Michael J. Velotta
                                                Vice President, Secretary and
                                                  General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Intramerica Life Insurance Company on the on the 18th day of April, 2001.


**/THOMAS J. WILSON, II                President, Director and Chief Executive
----------------------                 Officer (Principal Executive Officer)
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA                  Vice President, Secretary, General
-----------------------                Counsel and Director
Michael J. Velotta

*/STEVEN C. VERNEY                     Director and Vice President
----------------------                 (Principle Financial Officer)
Steven C. Verney

**/SAMUEL J. PILCH                     Controller
----------------------                 (Principal Accounting Officer)
Samuel H. Pilch

*/MARGARET G. DYER                     Director
----------------------
Margaret G. Dyer

*/VINCENT A. FUSCO                     Director
----------------------
Vincent A. Fusco

*/JOHN C. LOUNDS                       Director
----------------------
John C. Lounds

*/J. KEVIN MCCARTHY                    Director
----------------------
J. Kevin McCarthy

*/PATRICIA W. WILSON                   Director
----------------------
Patricia W. Wilson

**/MARCIA D. ALAZRAKI                  Director
---------------------
Marcia D. Alazraki

**/MARLA G. FRIEDMAN                   Director and Vice President
--------------------
Marla G. Friedman

**/CLEVELAND JOHNSON, JR.              Director
-----------------------------
Cleveland Johnson, Jr.

**/KENNETH R. O'BRIEN                  Director
-----------------------------
Kenneth R. O'Brien

**/JOHN R. RABEN, JR.                  Director
-----------------------
John R. Raben, Jr.

**/SALLY A. SLACKE                     Director
-------------------------
Sally A. Slacke


*/ By Michael J. Velotta, pursuant to Powers of Attorney filed herewith. **/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

(10)(a) Consent of Deloitte & Touche LLP

(10)(b) Consent of Foley & Lardner

(10)(c) Consent of PricewaterhouseCoopers, LLP

(15)(b) Powers of Attorney for Margaret G. Dyer, Vincent A. Fusco, John C. Lounds, J. Kevin McCarthy, Steven C. Verney, Patricia W. Wilson.